Calvert

Investments that make a difference (registered)

March 31, 2002

Semi-Annual Report

Calvert Social

Investment Fund

Table

of

Contents

President's Letter

1

Chairman's Letter

3

Portfolio

Manager Remarks

6

Schedules of Investments

27

Statements

of Assets and Liabilities

59

Statements

of Operations

63

Statements

of Changes in

Net Assets

65

Notes to

Financial Statements

75

Financial Highlights

82

Financial Tables

& Glossary

101

Dear Shareholders:

At quarter end, we continue to be watchful for indicators of economic recovery in 2002. The outlook remains uncertain, however, as to the potential strength and timing of economic improvement.

Since our last report to you, and particularly during the last quarter, we have seen promising signs, with some sectors of our economy stepping up production. On the other hand, labor market data paint a picture of a slower recovery, with March unemployment data indicating a rise to 5.7%.

Keeping Investment Perspective

I remind investors that at times like these, when economic conditions and the global political situation are uncertain, it is particularly important to revisit portfolio holdings in view of personal goals, risk tolerance, and investment time horizon.

Certainly, equity markets remain extremely challenging. Volatility continues, and while we see bursts of what appears to be recovery in stock market valuation, we are still in a period when returns are in many cases negative.

On the fixed income side, investors may want to consider the potential impact of rising interest rates on bond fund holdings. I would remind our investors that shorter-duration bond funds tend to hold value better than longer-duration funds during periods of rising interest rates. Of course, yields tend to be lower on shorter-duration funds, but these investments can be advantageous for investors who are either more conservative overall or wish to maintain a conservative portion of their portfolio.

Calvert continues to expand our broad range of fund options, and we believe investors will find choices appropriate for a variety of strategies and for changing market conditions.

Change in Fund Auditors

In light of the uncertainty surrounding the Arthur Andersen accounting firm, the Boards of each of our Funds held a special meeting recently and voted to approve a change in independent auditors to KPMG LLP.

Revisiting Shared Values

As you know, Calvert takes a long view and has a broad perspective on corporate performance. We are diligent in assessing not only financial practices and performance, but also other aspects of a company's operations. Within our socially screened funds, we are reviewing corporate governance guidelines, including director and auditor independence. Clearly, ongoing revelations surrounding Enron have given all of us reason to look more closely at a broad range of corporate behaviors and to shine a brighter light on various corporate stakeholders.

Thank You for Choosing Calvert

At the end of 2001, Calvert celebrated 25 years in the investment business. Your trust and confidence have enabled us not only to reach this milestone, but also to look forward to our next quarter century with optimism and enthusiasm.

Sincerely,

Barbara J. Krumsiek

President and CEO

May 13, 2002

Dear Investor:

The world, and especially American awareness of the world, has changed much during this six-month reporting period. Throughout the aftermath of September 11th, resurgence of violence in the Mid-east, concerns about homeland security efforts, and the Enron bankruptcy, both ethics and the values of respectful behavior are more in demand and in the spotlight. Your Fund is pleased to provide leadership in helping conform corporate behavior to espoused ideals.

The Fund's equity portfolios have performed very well during this period. The income portfolios have produced average benchmark returns, while our Balanced Portfolio lagged. Accordingly, we have replaced one of the Balanced Portfolio subadvisors with SSgA Funds Management, Inc., which has been successfully managing our Enhanced Equity Portfolio. We believe this change, combined with adjusting strategies on the fixed income portion of the portfolio, should boost relative financial returns without adding extra risk.

The Economy & Market Outlook

The economy will probably experience only modest improvement over the coming period. No new engines of growth are on the horizon comparable to that of the recent information technology boom. Event risk is heightened, which itself is a tax on growth. Budget surpluses and productivity enhancements from recent years have supported our economy during this challenging period.

The longer-term largess of our economy will depend on political choices. It's perplexing that Americans can pull together to respond to the September 11th crisis, yet can't seem to pull together on a plan to create a strong, vibrant vision for economic well-being. The tax cuts passed last year were an unfortunate harbinger of a mentality that does not balance the value of a national collective interest with individual interest. A full tax deduction for education expenses, for example, would have done so much more to ensure our nation's continued productivity as well as to help address the looming issue of retirement security and provide purposeful, middle class tax relief.

As business profit margins have regressed toward the mean, prospects for financial assets remain tepid given the relatively high current price to earnings valuations. These valuations could be sustainable with continued low inflation; however, the new deficit spending, due in part to tax cuts and increased defense spending (both of which contribute little to productivity), may create a drag on the economy. It is difficult to assess whether productivity gains will be strong enough to address this concern, especially with an aging population and rising health care costs. Without a better collective vision from Washington focusing on our nation's and people's productivity, investors may have to adjust to modest financial returns over the next several years.

Special Equities

A small part of your Fund invests in new and innovative private companies that have a social impact and offer prospects for good financial returns. For example, the Fund recently invested in Cylex, a Columbia, Maryland, company that produces a diagnostic platform incorporating a new technology that better measures immune response.

Diagnostic companies are not the most popular sector of health care for many venture capitalists, as more money is often made treating disease than preventing it. But the benefits to society for prevention are clear, and Cylex, with its recent FDA approval, is well positioned to benefit Fund financial returns as well.

High Social Impact

The Calvert Social Investment Fund invests up to 1% of its money into below-market-rate investments that further social justice. Through the Fund's investment in the Calvert Social Investment Foundation, financial support has been given to the Enterprise Corporation of the Delta (ECD) (Mississippi). One ECD loan in this economically deprived region was to Sylvia Dixon. While Ms. Dixon had the ability and desire to expand her Little Darling Child Care Center, like many entrepreneurs in her area, she was unable to qualify for traditional financing. With a loan of $184,000 from ECD, she was able to expand her services for the predominantly single-parent, low income clientele she serves.

Shareholder Advocacy and Social Research

The Fund continues to make its voice of responsible corporate behavior heard through the initiation of shareholder resolutions. Recently, the Fund has been filing more resolutions than has any other group. For example, CSIF filed a shareholder resolution requesting that Idacorp, an Idaho-based power company, develop a written policy for protecting the rights of indigenous peoples, hold regular consultations, and dialogue with indigenous peoples affected by its three-dam Hell Canyon complex along the Snake River.

Calvert has been selected by various international agencies to provide social screening of current and potential business partners for those groups. This sharing of our research allows these organizations to better ascertain how their partners rate in key areas such as human rights, labor issues, environmental protection, gender and racial equity, and product health and safety.

Communicating the Calvert Vision

I recently attended the International Development Finance conference in Monterrey Mexico with the heads of state of 67 nations. Calvert was one of a few institutional investors invited to participate in round table discussions. We talked about Calvert's role and the trend of best practices and governance issues with respect to companies' behavior as they operate in the developing world. As a Fund shareholder, you would have been particularly gratified when James Wolfensohn, President of the World Bank, in his summary remarks, took notice of our movement for corporate social responsibility as one of the hopeful emerging phenomena that even as recently as seven years ago he did not think would have been on the table. Your support of the Fund has played a vital role in communicating what is possible when people put human values forcefully behind their investment decisions. This model of socially responsible investing has been years in building, and now our contributions are better understood and valued by the wider community. Thank you for being engaged in this effort.

Sincerely,

D. Wayne Silby,

Chairman

April 26, 2002

Money Market Portfolio Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	ended	ended
	3/31/02	3/31/02
Money
Market Portfolio	0.84%	2.62%
Lipper Money
Market Funds Avg.	0.74%	2.46%

Maturity Schedule
Weighted Average
3/31/02	9/30/01
49 days	51 days

Source: Lipper Analytical Services, Inc.

Tom Dailey of Calvert Asset Management Company

How did the Fund perform compared to its benchmark?

For the six months ended March 31, 2002, the Fund shares returned 0.84% versus 0.74% for the Lipper Money Market Funds Average.

What was the Investment Climate?

Prior to the attacks of September 11th, the Fed slowed the pace of their rate cuts. During the first six months of 2001, the Fed reduced rates in increments of 50 basis points for a total of 250 basis points leaving the federal funds rate at 3.50%. At the next two meetings, which occurred on June 27, 2001, and August 21, 2001, the Fed cut rates by 25 basis points at each. While the Fed maintained an easing bias, comments by Fed officials indicated that the easing cycle might have come to an end. The Fed responded to the events of September 11th by reducing the federal funds rate from 3.50% to 1.75%. The Fed has held the federal funds rate at 1.75%, although on March 19, 2002 they removed their easing bias and shifted to a neutral stance. During the past few months consumers have fueled the economic recovery. Business investment and the broad labor markets remained weak. But, recent numbers point to strong gains in factory orders and industrial production. Many economists feel the post September 11th rate cuts were insurance against a severe recession after the attacks. The recent increase in economic activity, strong consumer confidence and low inflation fueled speculation that the Fed would reverse the easing implemented after September 11th attacks.

What was your Strategy?

The expectation that the Fed would begin to aggressively raise rates caused the yield curve to steepen. While one month LIBOR stayed around 1.85%, twelve month LIBOR increased from a six month low of 2.13% on January 14, 2002 to around 3.00% by the end of the quarter. LIBOR is the "London Interbank Offered Rate," from which many money market securities' interest rates are derived. In the face of rapidly changing economic conditions and market expectations, we focused our purchases in the short end of the money market yield curve. In doing so, we have positioned the Portfolio to take advantage the rising money market rates that will result when the Fed begins to tighten.

What is your Outlook?

Recent comments by Fed officials indicate they are inclined to raise interest rates during 2002, but are willing to be patient. While the economy rebounded well, the Fed wants to see this strength over a sustained period of time. Concerns about oil prices, tension in the Middle East, and the absence of inflation increase the likelihood that the Fed will be patient. As the May, June, and August Fed meetings approach, we will continue our current strategy.

April 26, 2002

Money Market Portfolio Statistics

March 31, 2002

Average Annual Total Returns
One year	2.62%
Five year	4.61%
Ten year	4.27%
Since inception	5.88%
(10/21/82)

Total return assumes reinvestment of dividends. Past performance is no guarantee of future results.

Balanced Portfolio Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	ended	ended
	3/31/02	3/31/02
Class A	5.52%	(1.37%)
Class B	4.97%	(2.34%)
Class C	4.99%	(2.35%)
Class I	5.78%	(0.84%)
Lehman Aggregate Bond Index TR	0.14%	5.35%
Russell 1000 Index	11.94%	0.87%
S&P 500 Index Monthly Reinvested	10.99%	0.24%
Lipper Balanced Funds Avg.	6.82%	1.46%

Ten Largest Long-Term Holdings
% of Net Assets
Microsoft Corp.	2.0%
Home Depot, Inc.	1.7%
Fiserv, Inc.	1.7%
American International Group	1.6%
LCOR Alexandria LLC, 6.625%, 9/15/19	1.6%
Pfizer, Inc.	1.6%
Johnson & Johnson	1.6%
USA Education, Inc.	1.6%
Soverign Bank, 12.18%, 6/30/20	1.6%
International Business Machines Corp.	1.5%
Total	16.5%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

CAMCO Vice President of Equities, John Nichols

How did the Portfolio perform?

For the six months ended March 31, 2002, the Calvert Social Investment Fund Balanced Portfolio, Class A shares returned 5.52% versus the 6.82% return of the benchmark Lipper Balanced Funds Average. During the same period the S&P 500 Index returned 10.99%; the Lehman Aggregate Bond Index, 0.14%; and the Russell 1000, 11.94%.

The past six months have presented an investment climate that has been both challenging and volatile, fueled by turmoil in the Middle East, rising energy prices, falling interest rates, lackluster corporate spending, and most recently the demise of Enron Corporation. Credit markets have been particularly vulnerable to any kind of negative company news - especially news regarding the downward restatement of prior earnings, accounting irregularities, and SEC investigations. As a result, yield volatility for corporate bonds has been excessively high. Primary issuance continues to be inordinately large. Some companies have been pressured to decrease their commercial paper issuance. These companies are choosing to satisfy their borrowing needs by issuing longer term bonds. Although the absolute level of yield spreads of corporates to treasuries has narrowed since September 11th, the corporate market remains very vulnerable.

What strategies were deployed during the period?

On the fixed income side of the Portfolio, we have upgraded our Portfolio significantly with the highest average credit rating for the Fund in five years. We feel this is the time to be defensive. The Portfolio owns only a small amount of telecom paper, foreign or otherwise. The Portfolio also owns very few domestic banks because we consider them to be relatively overvalued. The Portfolio does own a relatively large amount of insured paper (AAA rated) - both municipals and corporates - as well as a moderate position in agencies and mortgages.

The equity portfolio of the Fund performed relatively well during the six-month period ended March 31, 2002. U.S. equity markets rebounded in the fourth quarter of 2001 as a reaction to the sharp sell off in stocks after the September 11th terrorist attacks and as investors anticipated renewed economic vitality in the New Year. The Fund's equity investments performed admirably in this steep recovery. With the start of the New Year, U.S. equities fell and only with a sharp recovery in late February extending into early March did U.S. equities manage to end the quarter in modest positive territory. The Russell 3000 Index returned .97%.

In this volatile environment, the Fund benefited from an under-exposure to telephone companies, and from the strong performance of the Fund's holdings in natural gas. Additionally, the Fund benefited from the strong performance of its holdings in the consumer discretionary and financial services sectors. During the period, the Fund carried an over-weight to financial services relative to the S&P 500, and the Fund's holdings performed better than did the financial services sector in the Index. The Fund's investments in consumer discretionary stocks produced good returns as investors discounted the negative effects of historically weak holiday sales and focused on the beneficial effects of renewed economic activity.

Balanced Portfolio Statistics

March 31, 2002

Average Annual Total Returns
Class A Shares
One year	(6.04%)
Five year	5.60%
Ten year	7.03%
Since inception	9.60%
(10/21/82)
Class B Shares
One year	(7.22%)
Since inception	(0.81%)
(4/1/98)
Class C Shares
One year	(3.32%)
Five year	5.54%
Since inception	6.17%
(3/1/94)
Class I Shares
One year	(0.84%)
Since inception	(0.22%)
(3/1/99)

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. The Fund changed its primary benchmark to the Russell 1000 Index when SSgA Funds Management began as a new subadvisor effective March 2002. Earlier subadvisor changes occurred in July 1995.

Past performance is no guarantee of future results.

Balanced Portfolio Statistics

March 31, 2002

Asset Allocation
Stocks	59%
Bonds	40%
Cash & Cash Equivalents	1%
100%

In March, the Trustees of the Fund appointed State Street Global Advisors of SSgA Funds Management (SSgA) as a new sub-advisor to the Fund. SSgA joins Brown Capital to make up the equity portfolio management team of the Fund. SSgA employs an investment process which evaluates each company in the Russell 1000 that passes the Fund's social screens. These stocks are evaluated for value, growth, and momentum characteristics. SSgA's value measures rate stocks relative to their industry peers on a price to free-cash-flow basis, favoring stocks with low prices relative to their ability to generate cash from operations. The growth measures look at trends in the changes in Wall Street analysts' earnings estimates and recommendations. Rather than looking for their exact recommendation, such as "buy" or "hold", the measures look for the consistency of upgrades or downgrades in recommendations. The momentum portion of the stock rating and selection process involves combining price momentum and trading volume information to determine which stocks are likely to continue their current price trend and which are due for a reversal. Their investment process favors stocks that have high combined ratings from these three investment perspectives. The portion of the Portfolio managed by SSgA will be structured in such a manner so as to derive maximum benefit from exposure to the most highly rated stocks while limiting the degree of risk in the Portfolio relative to the Fund's new benchmark, the Russell 1000.

What is your Outlook?

We are coming out of the worst profits recession since the Great Depression. As such, we expect a sharp rebound in earnings growth this year as the economy continues to recover. While we expect a rather volatile market this year, our long-term forecast is for equity prices to move higher by 7-9% annually over the next five years. The enhanced strategy will remain fully invested at all times, so that it can add value in all types of market environments.

We are anticipating further volatility in the credit markets. This volatility will be driven by news headlines on individual corporate issuers as well as a potentially volatile world situation involving the Middle East. The telecom sector will continue to be volatile as the future of this industry unfolds. The strength of the economy remains uncertain and it is our decision to remain defensive for the rest of the year.

We expect the Federal Reserve to aggressively raise interest rates if the economy starts to improve later this year, and we are carefully preparing for this event.

April 26, 2002

Balanced Portfolio Statistics

March 31, 2002

Portfolio Characteristics

(Equity holdings, excluding Special Equities)
	CSIF	Russell
	Balanced	1000
	Portfolio	Index
Number of Stocks	193	961
Median Market Capitalization ($bil)	30.05	44.50
(by portfolio weight)
Price/Earnings Ratio	34.71	31.82
Earnings Per Share Growth	22.58%	17.69%
Yield (return on capital investment)	0.82%	1.40%

Volatility Measures
	CSIF	Russell
	Balanced	1000
	Portfolio*	index
Beta1	1.05	0.98
R-Squared2	0.94	1.00

* Equity Portion of Portfolio

1 Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Bond Portfolio Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	ended	ended
	3/31/02	3/31/02
Class A	(0.03%)	4.90%
Class B	(0.44%)	3.90%
Class C	(0.47%)	3.75%
Class I	0.22%	5.47%
Lehman Aggregate Bond Index TR	0.14%	5.35%
Lipper Corporate Debt Funds A Rated Avg.	(0.52%)	3.82%

Maturity Schedule
Weighted Average
3/31/02	9/30/01
12 years	12 years

SEC Yields
	30 days ended
	3/31/02	9/30/01
Class A	5.94%	5.34%
Class B	5.20%	4.53%
Class C	5.21%	4.31%
Class I	6.91%	5.56%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

Greg Habeeb of Calvert Asset Management Company

How did the Fund perform relative to its peer group?

For the six months ended March 31, 2002, the Calvert Social Investment Fund Bond Portfolio's Class A Shares returned -0.03% compared to the -0.52% return of the Lipper Corporate Debt Funds A Rated Average.

What were the driving forces in the credit markets?

Since the demise of Enron Corporation, the credit markets have been particularly vulnerable to any kind of negative company news - especially news regarding the downward restatement of prior earnings, accounting irregularities, and SEC investigations. As a result, yield volatility for corporate bonds has been excessively high.

Primary issuance continues to be inordinately large. Some companies have been pressured to decrease their commercial paper issuance. These companies are choosing to satisfy their borrowing needs by issuing longer term bonds. Although the absolute level of yield spreads of corporates to treasuries has narrowed since September 11th, the corporate market remains very vulnerable.

What was your Strategy?

We have upgraded our Portfolio significantly, with the highest average credit rating for the Fund in five years. We feel this is the time to be defensive. The Portfolio owns only a small amount of telecom paper, foreign or otherwise. The Portfolio also owns very few domestic banks because we consider them to be relatively overvalued. The Portfolio does own a relatively large amount of insured paper (AAA rated) - both municipals and corporates - as well as a moderate position in agencies and mortgages.

What should investors expect in the coming months?

We are anticipating further volatility in the credit markets. This volatility will be driven by news headlines on individual corporate issuers as well as a potentially volatile world situation involving the Middle East. The telecom sector will continue to be volatile as the future of this industry unfolds. The strength of the economy remains uncertain and it is our decision to remain defensive for the rest of the year.

We expect the Federal Reserve to aggressively raise interest rates if the economy starts to improve later this year. We are carefully preparing for this event.

April 26, 2002

Bond Portfolio

Statistics

March 31, 2002

Average Annual Total Returns
Class A Shares
One year	1.00%
Five year	6.38%
Ten year	6.58%
Since inception	7.68%
(8/24/87)

Class B Shares
One year	(0.10%)
Since inception	4.58%
(4/1/98)

Class C Shares
One year	2.75%
Since inception	4.47%
(6/1/98)
Class I Shares
One year	5.47%
Since inception	8.47%
(3/31/00)

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

Dan Boone of Atlanta Capital Management

How did the Fund perform?

For the six months ended March 31, 2002, the Equity Fund's Class A Shares returned 17.24%, significantly outperforming the 10.99% return of its primary benchmark, the S&P 500 Index, and our peer group, the Lipper Multi-Cap Core Funds Average, which increased 12.95%. We were especially pleased to add significant value in an "up" market following our good results in preserving value on the downside.

What was your Strategy?

The Fund's outperformance in the six months compared to the S&P 500 came primarily from stock selection. Our selections did better in nine out of the ten economic sectors and tied in the tenth sector. Overall, selection added over six percentage points to performance, led by picks in the consumer discretionary, energy, industrial, material, and telecom services sectors. Our stocks in three sectors, energy, industrials, and materials, enjoyed gains of almost 40% each. Our sector weightings also added value by about .6% as the positive contribution from overweighting information technology more than offset our overweighting in the underperforming healthcare sector. The strongest sectors in the S&P 500, consumer cyclicals, information technology, and materials, reflected the market's focus on economic recovery. In this environment, high quality and social responsibility made positive but modest contributions to performance.

Equity

Portfolio Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	ended	ended
	3/31/02	3/31/02
Class A	17.24%	11.75%
Class B	16.75%	10.65%
Class C	16.77%	10.72%
Class I	17.52%	12.18%
S&P 500 Index Mthly. Reinvested	10.99%	0.24%
Lipper Multi-Cap Core Funds Avg.	12.95%	0.91%

Ten Largest Stock Holdings
% of Net Assets
Avon Products, Inc.	3.3%
Questar Corp.	3.2%
EOG Resources, Inc.	3.0%
Pfizer, Inc.	3.0%
SBC Communications, Inc.	3.0%
Johnson & Johnson	2.9%
Schering-Plough Corp.	2.9%
Alltel Corp.	2.8%
Merck & Co., Inc.	2.6%
Wellpoint Health Networks, Inc.	2.6%
Total	29.3%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Equity

Portfolio Statistics

March 31, 2002

Average Annual Total Returns
Class A Shares
One year	6.45%
Five year	12.31%
Ten year	9.89%
Since inception	9.35%
(8/24/87)
Class B Shares
One year	5.65%
Since inception	7.05%
(4/1/98)

Class C Shares
One year	9.72%
Five year	12.38%
Since inception	10.03%
(3/1/94)
Class I Shares
One year	12.18%
Since inception	10.81%
(11/1/99)

What has been the investment climate?

The market environment was very different over the last six months, both within the period and compared to earlier periods. The markets reached significant bottoms on September 21, 2001 in the emotional aftermath of the attacks on the World Trade Center and the Pentagon. As the country began to return to a sense of normalcy, and we turned attention to the prospective economic recovery rather than collapse, the markets rose.

This universe of high quality, socially responsible companies has had fewer problems in this period than the market as a whole, meaning fewer stocks that have been "torpedoes" to the Portfolio. We have certainly had companies disappoint, resulting in sharp stock price declines, but we have had less than our share. We have not had companies with significant accounting problems such as Enron or Global Crossing, and the quality of the earnings in the Portfolio is well above average.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different. New subadvisor assumed management of the Portfolio effective September 1998. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Currently, we are experiencing very low prices for health care stocks reflecting a myriad of perceived ills, all of which seem to us relatively short-term in nature compared to the basic fundamentals of a sector that exhibits well-above-average profitability, and above-average revenue and earnings growth potential. We are taking advantage of this opportunity with an overweighting in this sector while reducing the more popular consumer and industrial sectors. Energy was similarly out of favor only two months ago with oil at $18.00 a barrel, and technology may currently be in the process of reaching lows. The tech sector is very complicated with major questions about demand levels, profitability and accounting quality. Our analysis is focused on 2003 profitability, and in some cases 2004.

What is your Outlook?

Following the 11% rebound in the markets over the last six-months, we have a "neutral" attitude toward the overall market over the next six to twelve months. For every positive in the economy and the market we see an offsetting weakness.

The Pluses

The positives are led by the almost certain economic recovery. Inventories were being liquidated in the fourth quarter at a $120 billion annual pace versus a normal accumulation pace of $40 to $60 billion. The return to normal alone will produce a swing of 3.4% in real GDP growth for two quarters, meaning we may have several quarters of 4% to 6% real growth. In addition, the productivity numbers have been very powerful and positive leading to hope for good inflation numbers in 2002. This would support continued low interest rates that can sustain the current high levels of consumer spending on automobiles and housing. And most importantly, a rising economy with good productivity could bring about a sharp recovery in profits, which would eventually spark a rise in capital spending, especially in the depressed technology sector.

Equity Portfolio Statistics

March 31, 2002
Asset Allocation
Stocks	95%
Cash & Cash Equivalents	5%
100%

Equity Portfolio Statistics

March 31, 2002

Portfolio Characteristics
	CSIF	S&P
	Equity	500
	Portfolio	Index
Number of Stocks	52	500
Median Market Capitalization ($bil)	16.90	55.55
(by portfolio weight)
Price/Earnings Ratio	25.82	31.19
Earnings Per Share Growth	19.02%	17.54%
Yield (return on capital investment)	1.09%	1.39%

Volatility Measures

	CSIF	S&P
	Equity	500
	Portfolio	Index
Beta1	1.03	1.00
R-Squared2	0.93	1.00

1 Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

The Minuses

On the negative side of the ledger is the fact that the consumer sector never fell into recession and therefore never paid down the high levels of debt that have accumulated and never built up any "pent-up" demand. On the price front, we have seen a sharp increase in the prices of many commodities, notably gold, metals, and oil. If sustained, these prices will eventually work themselves up through the economy causing inflation to move to closer to 3% rather than 1%. Already, interest rates have risen over 1% from the low,s partially reflecting the risk of rising prices. In addition, interest rates had been positively affected by the rapid rise in the supply of money from the Fed. The growth rate in the supply of money has been cut to 6% from 12% and a further slow-down is probably in store. And although the timing is very uncertain, short-term rates are below normal and the next change will be an increase in rates. Finally, valuation in the stock market continues to be at a high level and could turn into a real problem if inflation and interest rates were to rise. At best, we expect a slow erosion of the price-to-earnings ratio afforded the broad market as earnings recover. We are hopeful the earnings recovery will be vigorous and with a 20% rise, take the S&P 500 earnings for 2002 back to $50.00 per share. If consumer spending runs out of steam and the recovery does not broaden much beyond the inventory recovery, earnings of closer to $46 could unfold, leaving the market at close to 25 times earnings. This is unsustainably high in our opinion.

The Long Term

We expect a trading market over the next year and possibly over the next five years and anticipate market fluctuations between the lows of last September and the highs of March 2000 for some time. There are two very positive conclusions to take from this "neutral outlook". First, we are close to the bottom of the price band, we envision, and are at prices last seen almost four years ago in 1998. As we move over time to the top of the band, the broad stock market can generate returns of 7% to 10% per year. Secondly, the high volatility within the market has led to significant opportunities to add value by buying individual stocks and groups when they are low and out of favor and taking profits in the most popular current groups.

As we asserted six months ago, we believe this is a good time to be accumulating stocks in order to achieve long-term goals. We believe that high quality and social responsibility will lead to outperformance relative to the general markets over the intermediate and long-term future. We appreciate your investing in the Fund. We are working to build a record to support our contention that expressing your personal values through investing in socially responsible companies is compatible with superior investment performance over time.

April 26, 2002

Arlene Rockefeller of SSgA funds management

How did the Fund Perform?

For the six months ended March 31, 2002, the CSIF Enhanced Equity Portfolio's Class A Shares returned 12.60% compared to the 11.94% return of its benchmark, the Russell 1000 Index. The Fund benefited from the strong performance of the Value component within the multi-factor stock selection model. The Value component favors stocks that generate strong free-cash flow, and cash-flow-generating companies received a boost in the wake of accounting concerns propagated by the demise of Enron Corporation. The other two model components, Growth and Sentiment, neither added nor subtracted value over the past six months.

What was the investment climate?

The past six months offered favorable returns for U.S. equity investors. The market began its rebound in the fourth quarter of 2001 as the U.S. showed measurable progress in the war on terrorism, and economic data boosted investors' hopes that the recession had neared its end. The market's reaction at the end of the recession was not unlike its performance near the troughs of prior recessions. In particular, equities moved sharply higher and were initially led by small-cap growth stocks. As we moved into the first quarter of 2002, value stocks resumed their leadership, while small-cap companies in general continued to outpace large-cap stocks. Over the past six months the Russell 1000 Index rose 11.9%, while the Russell 2000 Index surged an impressive 25.9%. During this time period there was no significant difference among the returns of large-cap growth and value stocks.

Enhanced Equity

Portfolio Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	ended	ended
	3/31/02	3/31/02
Class A	12.60%	2.13%
Class B	11.93%	0.99%
Class C	12.04%	1.05%
Russell 1000 Index	11.94%	0.87%
Lipper Large-Cap Core Funds Avg.	10.31%	(1.86%)

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Asset Allocation
Stocks	99%
Cash & Cash Equivalents	1%
Total	100%

Enhanced Equity

Portfolio Statistics

March 31, 2002

Average Annual Total Returns
Class A Shares
One year	(2.69%)
Since inception	1.45%
(4/15/98)

Class B Shares
One year	(4.01%)
Since inception	0.79%
(4/15/98)

Class C Shares
One year	0.05%
Since inception	2.54%
(6/1/98)

What was your Strategy?

Sector and industry allocation detracted modestly from the Fund's performance. The Fund was hurt by a slight overweight in Healthcare. This sector had performed well during the bear market of the past two years but failed to participate in the market rebound over the past six months. In addition, the strategy suffered from an underweight in Basic Materials as this cyclical sector surged on mounting evidence of economic growth and firming commodity prices.

Stock selection generated the bulk of the value added over the past six months, and stock selection within the Energy sector was particularly robust. The strategy took on a strong overweight in EOG Resources, which rose 40% during this time period. In addition, the Fund held no shares of Enron stock, enabling the strategy to avoid the pain of the stock's sudden decline. An overweight in Smith International helped as the energy service firm saw its stock price move in tandem with rising oil prices. The Fund also benefited from the sharp bounce-back in Technology. In particular, performance got a boost from a sharp rise in Intel and KLA-Tencor, as tight expense control raised the outlook for these two semi-conductor names.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A and B shares is plotted in the line graph. The value of an investment in another class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Offsetting some of this performance was poor stock selection within the Financial sector. The Fund suffered from healthy overweights to American International Group and Washington Mutual, two stocks that held up fairly well during the bear market, but refrained from participating in the recent market bounce.

What is your Outlook?

We are coming out of the worst profits recession since the Great Depression. As such, we expect a sharp rebound in earnings growth this year as the economy continues to recover. While we expect a rather volatile market this year, our long-term forecast is for equity prices to move higher by 7 to 9% annually over the next five years. The enhanced strategy will remain fully invested at all times, so that it can add value in all types of market environments.

April 26, 2002

Enhanced Equity

Portfolio Statistics

March 31, 2002

Ten Largest Stock Holdings
% of Net Assets
Pfizer, Inc.	3.6%
Microsoft Corp.	3.6%
Johnson & Johnson	3.3%
American Int'l Group, Inc.	3.0%
Intel Corp.	2.8%
SBC Communications, Inc.	2.6%
Bank of America Corp.	2.5%
International Business Machines Corp.	2.4%
Merck & Co., Inc.	2.3%
Fannie Mae	2.0%
Total	28.1%

Enhanced Equity

Portfolio Statistics

March 31, 2002

Portfolio Characteristics
	CSIF	Russell
	Enhanced Equity	1000
	Portfolio	Index
Number of Stocks	180	961
Median Market Capitalization ($bil)	36.53	44.50
(by portfolio weight)
Price/Earnings Ratio	30.20	31.82
Earnings Per Share Growth	18.36%	17.69%
Yield (return on capital investment)	1.21%	1.40%

Volatility Measures
	CSIF	Russell
	Enhanced Equity	1000
	Portfolio	index
Beta1	1.02	0.98
R-Squared2	0.99	1.00

1 Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Bob Turner of Turner Investment Partners

How did the Fund Perform?

For the six months ended March 31, 2002, the Fund's Class A Shares returned 33.59%, slightly outperforming the Pacific Stock Exchange 100 Technology Index's 32.49% return for the same period, and significantly outperforming the Lipper Science and Technology Funds Average of 25.31%. The Fund's performance during the six-month period was a classic example of how the Calvert Social Investment Fund Technology Portfolio can be expected to perform in up and down market conditions. In the first three months of the period, the stock market and technology stocks rallied from their September lows, and the Technology Portfolio reaped a double-digit gain. In fact, all of the Fund's positive return was earned during this time. In the second three months of the period, the stock market was lackluster and tech stocks were distinctly out of favor, and the Technology Portfolio registered a loss.

The Technology Portfolio tends to perform relatively well in rising markets and relatively poorly in falling markets. We buy the stocks of tech companies whose earnings are expected to exceed expectations, and those tend to be the stocks with relatively high price/earnings ratios, which tend to decline when investor sentiment turns negative. Conversely, as investors become more optimistic about the earnings outlook for tech companies, valuations matter less and those same stocks tend to lead market upswings.

Technology

Portfolio Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	Ended	Ended
	3/31/02	3/31/02
Class A	33.59%	(11.24%)
Class B	33.16%	(11.84%)
Class C	32.99%	(11.95%)
Class I	34.10%	(10.37%)
PSE 100 Technology Index	32.49%	3.48%
Lipper Science and Technology Funds Avg.	25.31%	(13.28%)

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Ten Largest Stock Holdings
% of Net Assets
Xilinx, Inc.	4.1%
Kla-Tencor Corp.	4.0%
Amkor Technology, Inc.	4.0%
Peregrine Systems, Inc.	3.9%
Applied Materials, Inc.	3.7%
Accenture Ltd.	3.4%
Genentech, Inc.	3.4%
Yahoo, Inc.	3.3%
Priceline.com, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd (ADR)	3.3%
Total	36.4%

Asset Allocation
Stocks	99%
Cash & Cash Equivalents	1%
Total	100%

Technology

Portfolio Statistics

March 31, 2002

Average Annual Total Returns
Class A Shares
One year	(15.42%)
Since inception	(54.41%)
(10/31/00)

Class B Shares
One year	(16.24%)
Since inception	(54.59%)
(10/31/00)
Class C Shares
One year	(12.83%)
Since inception	(53.13%)
(10/31/00)
Class I Shares
One year	(10.37%)
Since inception	(52.42%)
(10/31/00)

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. Past performance is no guarantee of future results.

What was your Strategy?

The Technology Portfolio's outperformance was due to strong returns in semiconductor, data-storage, technology-services, and internet stocks such as Accenture, Amkor Technology, Globespan Virata, Marvell Technology Group, Micron Technology, Symantec, and Taiwan Semiconductor. As noted, these stocks performed well early in the period, then cooled in the first quarter, when a skittish investor psychology prevailed about two key issues: whether the prices of tech stocks already fully reflected the anticipated improvement in corporate earnings and whether possible interest-rate increases by the Federal Reserve Board in coming months would curb the stock market's return potential. In light of those concerns, investors found it safer to take a wait-and-see attitude about earnings and avoid tech stocks.

The Fund's 11% weighting in health-care-related stocks detracted most from results; those holdings lost 17%, versus a 3% gain for the index sector. Within that sector we were overweighted in biotechnology, specialty-pharmaceutical, and medical-device stocks such as CV Therapeutics, Genentech, Medimmune, and OSI Pharmaceuticals - all of which did poorly. Investors shied away from those stocks because of their above-average prices in a tenuous earnings environment and because of increasing concern about biotechnology, pharmaceutical, and medical-device companies' pricing power.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

What is your Outlook?

We think that there is a high probability that tech companies' earnings will improve markedly in 2002, especially since the year-over-year comparisons will be pegged to such a low base, and this will drive tech stocks higher. We see signs that some tech companies reporting good earnings are beginning to be rewarded with higher stock prices, and that's quite a change from last year when even the best tech companies - the select few companies that met Wall Street's earnings expectations - had their stocks beaten up. We think the market will come around to reinforcing our investment philosophy that earnings expectations drive stock prices.

The severity of the 18-month bear market and all the negative investor sentiment it created have tended to obscure the fact that tech stocks have in fact been gradually rising over the past six months. In the process, tech stocks have been hitting a series of higher lows - the mirror image of before, when during the bear market, they were hitting a series of lower highs. At this stage the market seems to be taking one and a quarter steps forward and one step back. We think as the rally gains force, the market will eventually take one and a half steps and then two steps forward for every step back.

It is also significant (and encouraging) that the number of downward earnings revisions has declined in recent months. According to our research, when earnings revisions hit bottom - and we think they are in the midst of bottoming now - an earnings recovery follows shortly thereafter.

As we see it, capital spending in some tech segments - for instance, those related to telecommunications equipment - could remain weak but should improve in most segments. And history shows that tech stocks are the best performers coming out of an economic downturn because tech companies are cyclical companies by nature. We continue to believe that in competitive global markets, where it's difficult to raise prices, companies must use technology to increase productivity.

Technology

Portfolio Statistics

March 31, 2002

Portfolio Characteristics
	CSIF	PSE 100
	Technology	Technology
	Portfolio	Index
Number of Stocks	35	100
Median Market Capitalization ($bil)	6.80	10.12
(by portfolio weight)
Price/Earnings Ratio	(25.41)	88.02
Earnings Per Share Growth	55.59%	24.79%
Yield (return on capital investment)	0.03%	0.21%

Volatility Measures
	CSIF	PSE 100
	Technology	Technology
	Portfolio	index
Beta1	0.78	0.96
R-Squared2	0.21	0.45

1 Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

The best tech companies will emerge better than before. Not all tech companies will be winners, and the fatality rate in the sector will remain high: for every winner you will have nine losers. The 95/5 rule should still apply - 95% of the market value of the tech sector typically tends to be created by about 5% of the sector's stocks.

For its part, the Technology Portfolio is emphasizing stocks of companies whose earnings tend to lead an economic recovery, like semiconductor, data-storage, and software companies. For instance, we think the earnings of semiconductor companies should improve in part because semiconductor inventories are at a 10-year low. As always, the bigger players are the first to benefit from a reviving economy. We like the leading data-storage companies because they are in a market that's doubling every year. As we've pointed out repeatedly, data storage is a booming market because companies can postpone buying new computers, but they can't stop producing a staggering amount of data, which must be stored somewhere. We think the leading software companies will grow faster than the tech sector as a whole, and so we remain heavily invested in them.

April 26, 2002

MONEY MARKET PORTFOLIO

Schedule OF INVESTMENTS

March 31, 2002
U.S. Government Agency	Principal
Obligations - 25.0%	Amount	Value
Fannie Mae, 6.75%, 8/15/02	$10,000,000	$10,114,533
Fannie Mae Discount Notes, 3.84%, 4/19/02	5,000,000	4,990,400
Federal Farm Credit Bank, 4.35%, 4/2/02	2,000,000	1,999,997
Federal Farm Credit Bank Discount Note, 2.56%, 3/12/03	2,500,000	2,438,667
Federal Home Loan Bank:
4.00%, 6/5/02	3,000,000	2,999,716
2.43%, 12/27/02	4,000,000	4,000,000
2.27%, 2/21/03	2,500,000	2,500,000
2.375%, 3/6/03	1,000,000	1,000,000
2.55%, 4/25/03	2,500,000	2,500,000
Federal Home Loan Bank Discount Notes:
3.36%, 8/12/02	5,000,000	4,937,933
2.31%, 10/4/02	5,000,000	4,940,325
2.00% 10/31/02	1,000,000	988,167
Federal Home Loan Mortgage Discount Notes:
1.75%, 4/3/02	5,000,000	4,999,514
2.05%, 11/7/02	1,000,000	987,472
Sallie Mae Discount Notes, 4.04%, 4/15/02	1,000,000	998,429

Total U.S. Government Agency Obligations (Cost $50,395,153)		50,395,153

Depository Receipts for U.S. Government
Guaranteed Loans - 3.0%
Colson Services Corporation Loan Sets:
3.625%, 9/9/06 (beta) (checkmark)	100,107	100,107
3.343%, 4/26/09 (beta) (checkmark)	7,450	7,444
3.593%, 7/26/10 (beta) (checkmark)	143,440	143,576
3.50%, 1/22/11 (beta) (checkmark)	467,894	467,894
3.75%, 3/23/12 (beta) (checkmark)	183,727	184,706
3.625%, 5/29/12 (beta) (checkmark)	1,020,108	1,020,108
3.50%, 8/10/12 (beta) (checkmark)	2,970,973	2,993,289
3.50%, 9/2/12 (beta) (checkmark)	1,240,297	1,248,167

Total Depository Receipts for U.S. Government
Guaranteed Loans (Cost $6,165,291)		6,165,291

Variable Rate Loans Guarantees by
Agencies of the U.S. Government - 0.9%
Loan pools:
4.27%, 3/1/07	457,745	457,744
3.25%, 8/15/12	1,407,924	1,407,922

Total Variable Rate Loans Guaranteed by
Agencies of the U.S. Government (Cost $1,865,666)		1,865,666

	Principal
Certificates of Deposit - 0.6%	Amount	Value
Bank of Cherokee County, 4.85%, 4/22/02 (caret)	$100,000	$100,000
Broadway Federal Savings & Loan, 2.50%, 9/14/02 (caret)	100,000	100,000
Community Bank of the Bay, 2.57%, 10/7/02 (caret)	100,000	100,000
Community Capital Bank, 1.95%, 1/20/03 (caret)	100,000	100,000
Elk Horn Bank & Trust, 2.55%, 12/18/02 (caret)	100,000	100,000
Family Savings Bank, 4.50%, 8/20/02 (caret)	100,000	100,000
Fleet National Bank, 2.65%, 4/24/02 (caret)	100,000	100,000
Founders National Bank, 2.50%, 8/28/02 (caret)	100,000	100,000
Seaway National Bank, 2.00%, 2/27/03 (caret)	100,000	100,000
Self Help Credit Union, 3.87%, 7/15/02 (caret)	100,000	100,000
ShoreBank & Trust Co., 2.20%, 12/18/02 (caret)	100,000	100,000
South Shore Bank, 2.30%, 11/1/02 (caret)	100,000	100,000

Total Certificates of Deposit (Cost $1,200,000)		1,200,000

Commercial Paper - 1.9%
Duke University, 1.82%, 5/3/02	2,000,000	1,996,764
Northwestern University:
1.65%, 4/29/02	1,500,000	1,498,075
1.78%, 5/14/02	250,000	249,469

Total Commercial Paper (Cost $3,744,308)		3,744,308

Municipal Obligations - 0.9%
Mississippi State GO Notes, 2.85%, 3/14/03,	1,800,000	1,800,684

Total Municipal Obligations (Cost $1,800,684)		1,800,684
Taxable Variable Rate Demand Notes - 67.0%
Alabama State Incentives Financing Authority, 2.00%, 10/1/29,
BPA: SouthTrust Bank, Alabama, AMBAC Insured	3,960,000	3,960,000
Alabama State IDA:
1.98%, 5/1/10, LOC: Regions Bank	105,000	105,000
2.00%, 12/1/19, LOC: Bank of America	5,460,000	5,460,000
Alaska Housing Finance Corp., 2.03%, 12/1/32,
TOA: Alaska Housing Finance Corp., MBIA Insured	6,000,000	6,000,000
American Healthcare Funding LLC:
2.00%, 5/1/27, LOC: Lasalle Bank	2,000,000	2,000,000
2.00%, 3/1/29, LOC: Lasalle Bank	3,650,000	3,650,000
Better Group LP, 2.00%, 2/1/12, C/LOC: Mellon Bank	360,000	360,000
California Pollution Control Financing Authority IDA Revenue,
2.15%, 9/1/05, LOC: Wells Fargo Bank, NA	75,000	75,000
California Statewide Communities Development Authority
Special Tax Revenue, 2.00%, 3/15/34, LOC: FNMA	3,150,000	3,150,000
Columbus, Georgia Development Authority, 2.00%, 12/1/19,
LOC: Bank of Nova Scotia	5,500,000	5,500,000
Community Health Systems, Inc., 2.75%, 10/1/03,
LOC: First Union Bank	2,790,000	2,790,000
Cotswold Village Associates, LLC, 2.00%, 6/1/31,
LOC: Columbus Bank & Trust	3,900,000	3,900,000

	Principal
Taxable Variable Rate Demand Notes - Cont'd	Amount	Value
Dade County Florida Expressway Authority Toll System Revenue,
2.00%, 7/1/19, BPA: FGIC SPI, FGIC Insured	$1,300,000	$1,300,000
IPC Industries, Inc., 2.20%, 10/1/11,
LOC: National Bank of Canada	2,805,000	2,805,000
Los Angeles County California MFH Revenue, 2.00%, 12/15/34,
LOC: FNMA	3,200,000	3,200,000
Main & Walton Development Co., LLC, 2.10%, 9/1/26,
LOC: Waypoint Bank, C/LOC: FHLB	6,160,000	6,160,000
Maricopa County Arizona IDA, 2.00%, 2/1/29,
LOC: BNP Paribas	1,745,000	1,745,000
Meriter Hospital, Inc., Revenue Bond, 2.05%, 12/1/16,
LOC: U.S. Bank, NA	5,450,000	5,450,000
Meyer Cookware Industries, 2.00%, 5/1/27, LOC: BNP Paribas	1,445,000	1,445,000
Montgomery County Cancer Center LLC, 2.00%, 10/1/12,
LOC: SouthTrust Bank, Alabama	115,000	115,000
Montgomery County New York IDA Revenue, 1.95%, 5/1/25,
LOC: FHLB, New York	3,445,000	3,445,000
New Jersey Health Care Facilities Financing Authorities Revenue,
1.90%, 7/1/30, LOC: Summit Bank	5,720,000	5,720,000
New York City Transitional Finance Authority, 2.00%, 5/1/30,
LOC: Westdeutsche Landes	5,000,000	5,000,000
Portage Indiana Economic Development Revenue, 2.10%, 3/1/20,
LOC: FHLB, Indianapolis	3,415,000	3,415,000
Post Apartment Homes LP Revenue, 1.88%, 7/15/29, CA: FNMA	28,955,000	28,955,000
Racetrac Capital, LLC, 1.93%, 9/1/20, LOC: Regions Bank	4,300,000	4,300,000
Richmond Virginia Redevelopment & Housing Authority,
1.90%, 12/1/25, LOC: Wachovia Bank & Trust	2,310,000	2,310,000
San Joaquin Mariners Association LP, 2.05%, 7/1/29,
LOC: Credit Suisse First Boston	1,400,000	1,400,000
Scottsboro Alabama Industrial Development Board Revenue Bond,
2.00%, 10/1/10, LOC: SouthTrust Bank, Alabama	1,230,000	1,230,000
South Central Communications Corp., 2.00%, 6/1/13,
LOC: Fifth Third Bank	4,615,000	4,615,000
Southern Indiana Investments Company Two LLC, 2.00%, 10/15/26,
LOC: Old National Bank, C/LOC: FHLB	3,100,000	3,100,000
St. Joseph County, Indiana Economic Development Revenue,
2.15%, 6/1/27, LOC: FHLB	770,000	770,000
St. Paul Minnesota Housing & Redevelopment Authority,
2.00%, 3/1/18, LOC: Dexia Public Finance Bank	1,735,000	1,735,000
Suffolk County New York IDA, 1.88%, 12/15/07,
LOC: JP Morgan Chase Bank	2,760,000	2,760,000
Trotman Bay Minette, Inc., 2.00%, 12/1/25,
LOC: Columbus Bank & Trust	1,960,000	1,960,000
Washington State Nonprofit Housing Finance Commission Revenue:
2.00%, 1/1/30, LOC: Wells Fargo Bank	3,100,000	3,100,000
2.00%, 7/15/32, CF: FNMA	2,200,000	2,200,000
Total Taxable Variable Rate Demand Notes (Cost $135,185,000)		135,185,000

TOTAL INVESTMENTS (Cost $200,356,102) - 99.3%		200,356,102
Other assets and liabilities, net 0.7%		1,323,925
Net Assets - 100%		$201,680,027

See notes to financial statements.

BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2002
Equity Securities - 58.5%	Shares	Value
Air Freight - 0.1%
FedEx Corp.*	8,500	$493,850

Airlines - 0.1%
Delta Air Lines, Inc.	10,800	353,376
Southwest Airlines Co.	8,100	156,735
		510,111

Auto Parts & Equipment - 0.0%
Autoliv, Inc.	3,900	94,536

Banks - Major Regional - 2.4%
AmSouth BanCorp.	15,800	347,284
Bank of New York Co., Inc.	5,800	243,716
Bank One Corp.	40,500	1,692,090
Comerica, Inc.	5,800	362,906
FleetBoston Financial Corp.	33,900	1,186,500
KeyCorp Ltd.	49,400	1,316,510
Mellon Financial Corp.	107,500	4,148,425
National City Corp.	24,300	747,468
PNC Financial Services Group, Inc.	10,400	639,496
SunTrust Banks, Inc.	3,900	260,247
Wells Fargo & Co.	29,300	1,447,420
US Bancorp	116,100	2,620,377
		15,012,439

Banks - Money Center - 1.2%
Bank of America Corp.	65,700	4,468,914
Wachovia Corp.	74,100	2,747,628
		7,216,542

Biotechnology - 0.8%
Allos Therapeutics, Inc. *	171,271	1,190,334
Amgen, Inc.*	22,800	1,360,704
Chiron Corp.*	7,700	353,353
Genentech, Inc.*	14,700	741,615
MedImmune, Inc.*	39,855	1,567,479
		5,213,485

Broadcast - Television, Radio, & Cable - 0.5%
Comcast Corp.*	44,700	1,421,460
COX Communications, Inc.*	17,000	639,880
Univision Communications, Inc.*	10,800	453,600
USA Networks, Inc.*	16,600	527,382
		3,042,322

Equity Securities - Cont'd	Shares	Value
Chemicals - 0.2%
Praxair, Inc.	23,900	$1,429,220
Sigma-Aldrich Corp.	800	37,568
		1,466,788

Communications Equipment - 1.3%
JDS Uniphase Corp.*	12,700	74,803
Lucent Technologies, Inc.	59,000	279,070
Nokia Corp. (ADR)	330,400	6,852,496
Qualcomm, Inc.*	10,000	376,400
Scientific-Atlanta, Inc.	15,400	355,740
Sycamore Networks, Inc.*	35,900	141,805
		8,080,314

Computers - Hardware - 2.5%
Apple Computer, Inc.*	29,300	693,531
Compaq Computer Corp.	40,100	419,045
Dell Computer Corp.*	49,000	1,279,390
Hewlett-Packard Co.	51,700	927,498
International Business Machines Corp.	91,800	9,547,200
McData Corp.*	1	12
Palm, Inc.*	13,000	51,870
Sun Microsystems, Inc.*	272,000	2,399,040
		15,317,586

Computers - Networking - 1.1%
Cisco Systems, Inc.*	407,046	6,891,289
Network Appliance, Inc.*	6,200	126,356
		7,017,645

Computers - Peripherals - 0.7%
EMC Corp.*	342,780	4,085,938

Computers - Software & Services - 3.2%
Amdocs Ltd.*	82,200	2,190,630
Ariba, Inc.*	12,794	57,957
Computer Associates International, Inc.	16,200	354,618
Compuware Corp.*	15,400	198,814
Microsoft Corp.*	203,000	12,242,930
Oracle Corp.*	340,400	4,357,120
Siebel Systems, Inc.*	800	26,088
VCampus Corp. *	25,080	9,530
Veritas Software Corp.*	3,900	170,937
		19,608,624

Consumer Finance - 0.2%
Capital One Financial Corp.	7,300	466,105
MBNA Corp.	21,200	817,684
		1,283,789

Equity Securities - Cont'd	Shares	Value
Distributors - Food & Health - 2.0%
AmerisourceBergen Corp.	28,000	$1,912,400
Cardinal Health, Inc.	111,900	7,932,591
McKesson Corp.	12,700	475,361
Supervalu, Inc.	17,700	456,660
Sysco Corp.	59,000	1,759,380
		12,536,392

Electric Companies - 0.1%
Puget Energy, Inc.	37,800	785,862

Electrical Equipment - 0.8%
Celestica, Inc.*	47,900	1,736,854
Flextronics International, Ltd.*	123,800	2,259,350
Molex, Inc.	18,900	655,263
Sanmina-SCI Corp.*	3,500	41,125
		4,692,592

Electronics - Component Distribution - 0.0%
W.W. Grainger, Inc.	4,600	258,658

Electronics - Instrument - 0.1%
Agilent Technologies, Inc.*	24,100	842,536

Electronics - Semiconductors - 2.9%
Altera Corp.*	214,400	4,688,928
Intel Corp.	284,500	8,651,645
Linear Technology Corp.	1,200	53,064
LSI Logic Corp.*	10,400	176,800
Maxim Integrated Products, Inc.*	7,300	406,683
Micron Technology, Inc.*	9,300	305,970
Texas Instruments, Inc.	25,800	853,980
Xilinx, Inc.*	63,800	2,543,068
		17,680,138

Entertainment - 0.4%
AOL Time Warner, Inc.*	94,100	2,225,465

Equipment - Semiconductors - 1.3%
Applied Materials, Inc.*	132,300	7,179,921
Kla-Tencor Corp.*	10,000	665,000
		7,844,921

Financial - Diversified - 3.2%
AMBAC Financial Group, Inc.	11,600	685,212
American Express Co.	64,000	2,621,440
Equity Office Properties Trust	10,000	299,900
Fannie Mae	43,600	3,482,768
Freddie Mac	40,900	2,591,833
JP Morgan Chase & Co.	9,600	342,240
USA Education, Inc.	99,600	9,740,880
		19,764,273

Equity Securities - Cont'd	Shares	Value
Foods - 0.5%
General Mills, Inc.	30,100	$1,470,385
H.J. Heinz Co.	13,900	576,850
Kellogg Co.	22,800	765,396
William Wrigley Jr. Co.	3,100	165,261
		2,977,892

Hardware & Tools - 0.1%
Black & Decker Corp.	15,000	698,100

Healthcare - Diversified - 1.6%
Johnson & Johnson	150,800	9,794,460

Healthcare - Drug - Pharmaceutical - 3.1%
Allergan, Inc.	1,900	122,835
Calypte Biomedical Corp. *	100,000	20,000
Forest Laboratories, Inc.*	6,900	563,730
Merck & Co., Inc.	124,500	7,168,710
Pfizer, Inc.	248,200	9,863,468
Schering-Plough Corp.	50,100	1,568,130
		19,306,873

Healthcare - Hospital Management - 1.2%
Health Management Associates, Inc.*	366,100	7,589,253

Healthcare - Managed Care - 0.5%
Cigna Corp.	6,200	628,618
Oxford Health Plans*	19,700	823,263
Wellpoint Health Networks*	21,600	1,375,272
		2,827,153

Healthcare - Medical Products & Supplies - 2.6%
Applied Biosystems Group - Applera Corp.	77,200	1,725,420
Becton Dickinson & Co.	3,100	116,932
Boston Scientific Corp.*	15,000	376,350
Guidant Corp.*	106,116	4,596,945
Medtronic, Inc.	127,400	5,759,754
St. Jude Medical, Inc.*	14,300	1,103,245
Stryker Corp.	38,700	2,334,771
		16,013,417

Healthcare - Special Services - 0.3%
Healthsouth Corp.*	28,200	404,670
Laboratory Corp. of America Holdings *	3,100	297,166
Quest Diagnostics, Inc.*	12,000	994,200
		1,696,036

Household Furnishing & Appliances - 0.2%
Whirlpool Corp.	18,100	1,367,455

Household Products - Non-Durable - 0.5%
Colgate-Palmolive Co.	39,700	2,268,855
Kimberly-Clark Corp.	11,200	724,080
		2,992,935

Equity Securities - Cont'd	Shares	Value
Housewares - 0.1%
Newell Rubbermaid, Inc.	12,700	$405,892

Insurance Brokers - 0.1%
Marsh & McLennan Co.'s	2,700	304,398

Insurance - Life & Health - 0.4%
Aflac, Inc.	30,100	887,950
Jefferson-Pilot Corp.	11,600	580,928
Lincoln National Corp.	10,000	507,300
Nationwide Financial Services	4,600	196,880
		2,173,058

Insurance - Multi-Line - 1.7%
American International Group	140,300	10,121,242
Hartford Financial Services, Inc.	5,000	340,600
		10,461,842

Insurance - Property & Casualty - 0.2%
Progressive Corp.	6,200	1,033,044

Investment Banking / Brokerage - 0.0%
Charles Schwab Corp.	16,600	217,294

Investment Management - 0.9%
Franklin Resources, Inc.	17,400	729,408
T. Rowe Price Group, Inc.	126,000	4,905,180
		5,634,588

Leisure Time - Products - 1.2%
Harley-Davidson, Inc.	132,800	7,321,264

Machinery - Diversified - 0.3%
Deere & Co.	22,800	1,038,540
Dover Corp.	21,200	869,200
WorldWater Corp. # * (dagger)	140,000	9,765
		1,917,505

Manufacturing - Diversified - 2.0%
Danaher Corp.	19,300	1,370,686
Illinois Tool Works, Inc.	127,100	9,195,685
Parker Hannifin Corp.	22,000	1,097,800
Pentair, Inc.	14,300	643,071
		12,307,242

Manufacturing - Specialized - 0.3%
Avery Dennison Corp.	18,900	1,153,467
Sealed Air Corp.*	12,000	564,960
		1,718,427

Equity Securities - Cont'd	Shares	Value
Natural Gas - 0.7%
Equitable Resources, Inc.	13,100	$456,011
KeySpan Corp.	28,500	1,037,115
Kinder Morgan, Inc.	26,200	1,268,866
MDU Resources Group, Inc.	35,100	1,088,100
Questar Corp.	12,000	308,520
		4,158,612

Office Equipment & Supplies - 0.0%
Pitney Bowes, Inc.	6,200	265,360

Oil & Gas - Drilling & Equipment - 0.5%
Patterson-UTI Energy, Inc.*	34,700	1,031,978
Smith International, Inc.*	27,800	1,883,450
		2,915,428

Oil & Gas - Exploration & Production - 0.6%
EOG Resources, Inc.	74,100	3,005,496
Pioneer Natural Resources Co.*	22,400	499,296
		3,504,792

Paper & Forest Products - 0.1%
Seventh Generation, Inc.*	174,195	313,551

Personal Care - 0.2%
Avon Products, Inc.	8,900	483,448
Gillette Co.	27,000	918,270
		1,401,718

Photography / Imaging - 0.1%
Eastman Kodak Co.	12,000	374,040

Power Producers - Independents - 0.0%
Calpine Corp.*	19,700	250,190

Publishing - 0.1%
McGraw-Hill Co.'s, Inc.	5,400	368,550
Primedia, Inc.*	46,300	146,771
		515,321

Publishing - Newspapers - 0.2%
Belo Corp.	3,500	81,375
New York Times Co.	17,700	847,122
		928,497

Restaurants - 0.3%
Brinker International, Inc.*	26,600	862,106
Darden Restaurants, Inc.	25,100	1,018,809
		1,880,915

Equity Securities - Cont'd	Shares	Value
Retail - Building Supplies - 2.4%
Fastenal Co.	47,200	$3,555,104
Home Depot, Inc.	211,950	10,302,889
Lowe's Co.'s, Inc.	17,000	739,330
		14,597,323

Retail - Computers & Electronics - 0.2%
Best Buy Co., Inc.*	9,300	736,560
CDW Computer Centers, Inc.*	2,300	115,782
Tech Data Corp.*	2,700	123,903
		976,245

Retail - Department Stores - 1.1%
J.C. Penney Co., Inc.	5,800	120,118
Kohls Corp.*	88,500	6,296,775
Saks, Inc.*	38,200	502,330
		6,919,223

Retail - Drug Stores - 1.3%
Walgreen Co.	207,403	8,128,124

Retail - Food Chains - 0.0%
Whole Foods Market, Inc.*	4,600	210,174

Retail - General Merchandise - 0.3%
Costco Wholesale Corp.*	9,300	370,326
Target Corp.	30,100	1,297,912
		1,668,238

Retail - Home Shopping - 0.0%
Gaiam, Inc.*	12,500	230,237

Retail - Specialty - 0.1%
Office Depot, Inc.*	16,600	329,510

Retail - Specialty Apparel - 0.0%
Gap, Inc. (The)	10,900	163,936

Savings & Loan Companies - 0.3%
Washington Mutual, Inc.	53,600	1,775,768

Services - Advertising / Marketing - 0.1%
Omnicom Group, Inc.	4,600	434,240

Services - Commercial & Consumer - 0.1%
H & R Block, Inc.	5,400	240,030
Viad Corp.	4,600	128,800
		368,830

Services - Computer Systems - 0.2%
Electronic Data Systems Corp.	19,300	1,119,207
Sungard Data Systems, Inc.*	5,000	164,850
		1,284,057

Equity Securities - Cont'd	Shares	Value
Services - Data Processing - 3.8%
Automatic Data Processing, Inc.	23,100	$1,346,037
Concord EFS, Inc.*	143,400	4,768,050
DST Systems, Inc.*	6,900	343,620
First Data Corp.	21,600	1,884,600
Fiserv, Inc.*	222,300	10,223,577
Paychex, Inc.	130,425	5,177,873
		23,743,757

Services - Employment - 0.1%
Robert Half International, Inc.*	111,000	3,276,720

Specialty Printing - 0.1%
R.R. Donnelley & Sons Co.	11,200	348,320

Telecommunications - Cellular & Wireless - 0.1%
AT&T Wireless Services, Inc.*	68,700	614,865

Telecommunications - Long Distance - 0.0%
Covad Communications Group, Inc.* (omega)	26,923	61,384

Telephone - 1.4%
Alltel Corp.	16,600	922,130
Bellsouth Corp.	77,500	2,856,650
SBC Communications, Inc.	122,800	4,597,632
Telephone & Data Systems, Inc.	5,000	441,250
		8,817,662

Textiles - Apparel - 0.1%
Liz Claiborne, Inc.	18,500	524,660

Truckers - 0.2%
CH Robinson Worldwide, Inc.	1,900	63,840
CNF, Inc.	21,600	712,584
United Parcel Service, Inc.	6,200	376,960
		1,153,384

Trucks & Parts - 0.0%
Cummins, Inc.	800	37,784

Venture Capital - 0.9%
Agraquest, Inc.:
Series B, Preferred # * (dagger)	190,477	952,385
Series C, Convertible Preferred # * (dagger)	117,647	588,235
Allmedia Solutions, Inc., Series A, Preferred # * (dagger)	479,652	1
Community Bank of the Bay # * (dagger)	4,000	100,000
Community Growth Fund	1,458,492	326,998
Energia Global, Inc., Series A, Convertible Preferred # * (dagger)	113,700	45,707
Evergreen Solar:
Series B, Preferred *	46,187	141,332
Series C, Preferred *	35,553	108,792
Series D, Preferred *	36,952	113,073
Warrants # * (dagger)	14,221	34,813

Equity Securities - Cont'd	Shares	Value
Venture Capital - Cont'd
Fran's Healthy Helpings, Series B, Convertible Preferred # * (dagger)	505,051	$1
Hayes Medical, Convertible Preferred # * (dagger)	326,797	364,238
Neighborhood Bancorp # * (dagger)	10,000	100,000
Northern Power Systems:
Series A-1, Preferred # * (dagger)	313	1,565
Series C, Preferred # * (dagger)	3,981	19,905
Class D, Preferred # * (dagger)	35,000	175,000
Pharmadigm, Inc.:
Series B, Preferred # * (dagger)	125,000	125,000
Series C, Preferred # * (dagger)	113,636	113,636
ProFund Internacional S.A.:
Common # * (dagger)	7,501	6,111
Preferred # * (dagger)	742,499	604,913
SMARTTHINKING, Inc., Series A Convertible Preferred # * (dagger)	424,016	187,500
Wellspring International, Inc.:
Series A, Preferred # * (dagger)	129,032	327,741
Series B, Preferred # * (dagger)	108,268	275,001
Wild Planet Toys, Inc.:
Series B, Preferred # * (dagger)	476,190	452,381
Series E, Preferred # * (dagger)	129,089	122,635
Wind Harvest Co., Inc., Common # * (dagger)	8,696	50,000
		5,336,963

Total Equity Securities (Cost $358,201,858)		361,342,762

.	Adjusted
Limited Partnership Interest - 0.7%	Basis
Angels With Attitude # * (dagger)	$66,667	66,667
Coastal Venture Partners # * (dagger)	200,000	169,023
Commons Capital # * (dagger)	100,000	89,966
Environmental Private Equity Fund II # * (dagger)	200,000	57,789
FA Private Equity Fund IV, # * (dagger)	100,000	100,000
GEEMF Partners # * (dagger)	255,500	220,063
Global Environmental Markets Fund # * (dagger)	744,500	1
Hambrecht & Quist Environmental Technology Fund # * (dagger)	500,000	38,481
IEPF Equity Fund III # * (dagger)	1,000,000	706,455
Labrador Ventures III # * (dagger)	500,000	347,876
Labrador Ventures IV # * (dagger)	600,000	544,060
Liberty Environmental Partners # * (dagger)	350,000	277,940
Milepost Ventures # * (dagger)	468,663	179,307
Poland Partners # * (dagger)	400,000	540,538
Solstice Capital # * (dagger)	100,000	100,000
Ukraine Fund # * (dagger)	90,000	48,486
Utah Ventures # * (dagger)	800,000	901,278
Venture Strategy Partners # * (dagger)	237,500	33,140

Total Limited Partnership Interest (Cost $5,999,444)		4,421,070

	Principal
Corporate Bonds - 23.0%	Amount	Value
AT&T Canada, Inc.:
7.625%, 3/15/05	$1,000,000	$185,000
7.65%, 9/15/06	8,500,000	1,572,500
Atlantic Mutual Insurance Co., 8.15%, 2/15/28	10,500,000	6,690,705
BCI U.S. Funding Trust, 8.01%, 12/29/49	5,000,000	5,094,705
City Soft, Inc., Convertible Note, 10.00%, 5/31/02 # (dagger)	250,000	250,000
Community Reinvestment Fund, 6.35%, 6/1/15	3,433	4,006
Conseco Financing Trust III, 8.796%, 4/1/27	8,000,000	1,920,000
Conseco, Inc.:
6.80%, 6/15/05	3,585,000	1,720,800
8.75%, 2/9/04	500,000	266,250
Continental Airlines, Inc., 2.469%, 8/15/11	3,000,000	3,002,344
COX Communications, Inc., 6.50%, 11/15/02	1,500,000	1,524,960
COX Enterprises, Inc., 6.625%, 6/14/02	2,090,000	2,101,955
Dime Bancorp., Inc., 9.00%, 12/19/02	8,000,000	8,270,480
Evangelical Lutheran Good Samaritan Fund, 6.78%, 11/1/05	3,000,000	3,124,101
FedEx Corp., 7.02%, 1/15/16	2,075,019	2,033,581
Finova Group, Inc., 7.50%, 11/15/09	9,643,000	3,471,480
Greenpoint Bank, 9.25%, 10/1/10	3,000,000	3,183,240
Health Care Services Corp., 7.75%, 6/15/11	4,500,000	4,497,435
Interpool Capital Trust, 9.875%, 2/15/27	5,500,000	4,125,000
Interpool, Inc., 7.20%, 8/1/07	1,500,000	1,380,000
Jefferies Group, Inc., 7.75%, 3/15/12	4,000,000	3,853,640
JET Equipment Trust, 9.71%, 2/15/15	2,000,000	1,695,680
KDM Development Corp., 2.409961%, 12/31/07 # (dagger)	746,900	600,000
Landesbank Baden Wurttemberg, 6.35%, 4/1/12	7,000,000	7,012,110
LCOR Alexandria LLC, 6.625%, 9/15/19	10,000,000	9,888,400
LG & E Capital Corp., 6.205%, 5/1/04	1,500,000	1,512,840
Liberty Mutual Insurance Co., 7.697%, 10/15/97	10,000,000	7,737,600
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26	2,000,000	1,834,100
8.30%, 12/1/37	6,130,000	5,090,045
8.45%, 12/1/2097	2,560,000	2,034,995
Nortel Networks Corp., 6.125%, 2/15/06	6,200,000	4,619,000
Poland Partners, 5.875%, 4/13/04 # (dagger)	162,198	148,673
Prime Property Funding II, Inc., 6.80%, 8/15/02	5,000,000	5,053,850
Prudential Holdings, LLC, 7.245%, 12/18/23	2,000,000	2,014,540
Puget Sound Energy Conservation Grantor Trust, 6.23%, 7/11/02	300	302
Qwest Capital Funding, Inc., 6.125%, 7/15/02	10,000,000	9,949,700
RenaissanceRe Holdings Ltd., 7.00%, 7/15/08	2,000,000	1,978,474
Southwest Airlines Co., 5.10%, 5/1/06	3,000,000	2,999,670
Sovereign Bank:
10.20%, 6/30/05	868,004	952,634
12.18%, 6/30/20	7,619,415	9,687,058
Toll Road Investment Partnership II, Discount Notes:
2/15/10	6,000,000	3,482,850
2/15/13	8,000,000	3,647,416
2/15/14	5,000,000	2,096,555

Total Corporate Bonds (Cost $157,750,620)		142,308,674

	Principal
Mortgage Securities - 1.3%	Amount	Value
Fannie Mae:
6.25%, 2/1/11	$4,000,000	$4,038,120
6.00%, 6/1/31	1,922,717	1,865,036
6.00%, 9/1/31	2,437,386	2,361,218

Total Mortgage Securities (Cost $8,330,550)		8,264,374

U.S. Government Agency Obligations - 7.4%
Federal Home Loan Bank Discount Notes, 1.61%, 4/1/02	44,500,000	44,500,000
Kingdom of Jordan, Guaranteed by the United States Agency
for International Development, 8.75%, 9/1/19	1,225,016	1,389,793

Total U.S. Government Agency Obligations (Cost $45,941,346)		45,889,793

Municipal Obligations - 6.7%
American Public Energy Agency Gas Supply Revenue Bond,
6.875%, 12/1/04	5,852,000	6,125,991
Los Angeles California Community Redevelopment Agency
Revenue VRDN, 2.20%, 12/1/34, LOC: FHLB, California	2,412,500	2,412,500
Lower Colorado Texas River Authority Revenue Bond,
6.25%, 5/15/32	6,000,000	5,505,060
Maryland State Economic Development Corp. Authority
Revenue Bond, 8.625%, 10/1/19	3,750,000	3,620,437
Maryland State Health & Higher Educational Facilities Authority
Revenue VRDN, 2.90%, 7/1/22, LOC: Allfirst Bank	900,000	900,000
New York City Housing Development Corp. MFH Revenue VRDN,
1.90%, 11/15/28	800,000	800,000
Oregon State Local Governments GO Bonds, 6.85%, 6/1/2028	4,000,000	3,980,200
Philadelphia Pennsylvania IDA Revenue Bond, 6.488%, 6/15/04	5,867,064	6,040,142
Post Apartment Homes LP MFH Revenue VRDN, 1.93%, 7/15/29,
CA: FNMA	7,600,000	7,600,000
Texas State Public Finance Authority, 9.00%, 12/1/06	3,864,000	4,233,167

Total Municipal Obligations (Cost $41,229,753)		41,217,497

High Social Impact Investments - 0.7%
Calvert Foundation Community Investment Note:
3.00%, 7/1/02 (dagger)	450,000	446,535
3.00%, 7/1/04 (dagger)	4,066,666	4,035,353
Eastside Community Investment, 4.07%, 7/1/10 # (dagger) **	66,667	1

Total High Social Impact Investments (Cost $4,583,333)		4,481,889

	Principal
Certificates of Deposit- 0.1%	Amount	Value
Alternative Federal Credit Union, 2.75%, 11/30/02 (caret) (dagger)	$50,000	$49,836
Blackfeet National Bank, 4.10%, 11/13/02 (caret) (dagger)	92,000	91,565
D. Edward Wells Federal Credit Union, 3.25%, 11/20/02 (caret) (dagger)	50,000	48,889
First American Credit Union, 2.70%, 12/23/02 (caret) (dagger)	92,000	92,000
Mission Area Federal Credit Union, 2.50%, 11/18/02 (caret) (dagger)	50,000	49,797
Northeast Community Federal Credit Union, 2.20%, 11/24/02 (caret) (dagger)	50,000	49,918
ShoreBank & Trust Co., 2.20%, 12/6/02 (caret) (dagger)	100,000	100,000

Total Certificates of Deposit (Cost $484,000)		482,005

TOTAL INVESTMENTS (Cost $622,520,904) 98.4%		608,408,064
Other assets and liabilities, net - 1.6%		9,615,778
Net Assets - 100%		$618,023,842

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
U.S. Treasury Bonds	95	6/02	$9,324,844	($38,602)
10 Year U.S. Treasury Notes	190	6/02	19,466,094	(66,283)

BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2002
	Principal
Corporate Bonds - 56.6%	Amount	Value
AT&T Canada, Inc.:
7.625%, 3/15/05	$2,500,000	$462,500
7.65%, 9/15/06	1,750,000	323,750
Atlantic Mutual Insurance Co., 8.15%, 2/15/28	3,500,000	2,230,235
BCI U.S. Funding Trust 1, 8.01%, 12/29/49	2,000,000	2,037,882
Bellsouth Savings & Employee Stock Ownership Plan Trust,
9.125%, 7/1/03	48,948	50,807
Bombardier Capital Mortgage Securitization Corp., 8.29%, 6/15/30	1,000,000	1,026,523
Cascade Christian Schools, 7.65%, 12/1/09	922,000	931,220
Conseco, Inc., 8.75%, 2/9/04	2,250,000	1,198,125
Continental Airlines, Inc., 2.4875%, 8/15/11	2,000,000	2,001,563
EOP Operating LP, 6.50%, 6/15/04	500,000	503,635
FedEx Corp., 7.02%, 1/15/16	411,253	403,040
Fidelity National Financial, Inc., 7.30%, 8/15/11	2,000,000	1,990,920
Finova Group, Inc., 7.50%, 11/15/09	4,375,000	1,575,000
First Republic Bank, 7.75%, 9/15/12	500,000	459,585
Greater Valley Medical Building LP, 6.86%, 3/1/21	2,000,000	2,068,840
Greenpoint Bank, 9.25%, 10/1/10	1,150,000	1,220,242
Health Care Services Corp., 7.75%, 6/15/11	2,500,000	2,498,575
Interpool Capital Trust, 9.875%, 2/15/27	1,620,000	1,215,000
Interpool, Inc.:
7.20%, 8/1/07	500,000	460,000
7.35%, 8/1/07	1,000,000	930,000
Jefferies Group, Inc., 7.75%, 3/15/12	2,000,000	1,926,820
JET Equipment Trust, 9.71%, 2/15/15	1,000,000	847,840
Landesbank Baden Wurttemberg, 6.35%, 4/1/12	5,000,000	5,008,650
LCOR Alexandria LLC, 6.625%, 9/15/19	5,000,000	4,944,200
LG & E Capital Corp., 6.205%, 5/1/04	1,500,000	1,512,840
Liberty Mutual Insurance Co.:
7.875%, 10/15/26	1,000,000	874,640
7.697%, 10/15/97	4,620,000	3,574,771
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26	1,250,000	1,146,313
8.30%, 12/1/37	3,000,000	2,491,050
Markel Corp., 7.25%, 11/1/03	1,000,000	998,140
Nortel Networks, Ltd., 6.125%, 2/15/06	3,475,000	2,588,875
Prime Property Funding II, Inc., 6.80%, 8/15/02	4,075,000	4,118,888
Prudential Holdings, LLC, 7.245%, 12/18/23	2,500,000	2,518,175
Qwest Capital Funding, Inc., 6.125%, 7/15/02	6,351,000	6,319,054
Riggs Capital Trust II, 8.875%, 3/15/27	1,000,000	825,870
Southwest Airlines Co., 5.496%, 11/1/06	3,000,000	2,954,670
Sovereign Bank:
10.20%, 6/30/05	1,302,006	1,428,951
12.18%, 6/30/20	3,476,011	4,419,278

	Principal
Corporate Bonds - Cont'd	Amount	Value
Toll Road Investment Partnership II Discount Notes:
2/15/05	$3,000,000	$2,548,464
2/15/10	3,000,000	1,741,425
2/15/13	1,000,000	455,927
2/15/14	2,000,000	838,622

Total Corporate Bonds (Cost $80,647,817)		77,670,905

Taxable Municipal Obligations - 9.5%
Lower Colorado River Authority Revenue Bonds, 6.25%, 5/15/32	2,500,000	2,293,775
Oregon State Local Governments GO Bonds, 6.85%, 6/1/28	2,000,000	1,990,100
Philadelphia IDA Revenue Bonds, 6.488%, 6/15/04	4,918,967	5,064,076
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	3,392,000	3,716,072

Total Taxable Municipal Obligations (Cost $13,176,034)		13,064,023
U.S. Government Agencies
and Instrumentalities - 30.0%
Fannie Mae:
4.75%, 1/2/07	2,000,000	1,951,660
6.25%, 2/1/11	2,000,000	2,019,060
Fannie Mae Pool, 6.00%, 6/1/31	3,845,052	3,729,700
Federal Home Loan Bank Discount Notes, 1.61%, 4/1/02	32,700,000	32,700,000
Kingdom of Jordan, Guaranteed by the United States Agency
for International Development, 8.75%, 9/1/19	612,508	694,897

Total U.S. Government Agencies and Instrumentalities
(Cost $41,181,037)		41,095,317

Certificates of Deposit - 0.1%
ShoreBank, 2.05%, 2/10/03 (dagger) (caret)	100,000	99,840

Total Certificates of Deposit (Cost $100,000)		99,840

High Social Impact Investments - 0.3%
Calvert Foundation Community Investment Notes, 3.00%, 7/1/03	450,000	446,535

Total High Social Impact Investments (Cost $450,000) (dagger)		446,535

Equity Securities - 0.1%	Shares	Value
Northern Borders Partners, LP	3,500	$140,945

Total Equity Securities (Cost $22,188)		140,945

TOTAL INVESTMENTS (Cost $135,577,076) - 96.6%		132,517,565
Other assets and liabilities, net - 3.4%		4,685,778
Net Assets - 100%		$137,203,343

		Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
U.S. Treasury Bonds	89	6/02	$8,735,884	($70,592)
10 Year U.S. Treasury Notes	120	6/02	10,450,206	(32,168)

See notes to financial statements.

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2002

Equity Securities - 95.1%	Shares	Value
Banks - Major Regional - 3.8%
BB&T Corp.	225,000	$8,574,750
Mellon Financial Corp.	210,000	8,103,900
		16,678,650

Chemicals - 2.3%
Ecolab, Inc.	120,000	5,486,400
Praxair, Inc.	80,000	4,784,000
		10,270,400

Computers - Hardware - 0.9%
Dell Computer Corp.*	150,000	3,916,500
Sun Microsystems, Inc.*	1,000	8,820
		3,925,320

Computers - Networking - 1.2%
Cisco Systems, Inc.*	300,000	5,079,000

Computers - Peripherals - 1.8%
EMC Corp.*	650,000	7,748,000

Computers - Software & Services - 4.1%
Adobe Systems, Inc.	155,000	6,244,950
Microsoft Corp.*	110,000	6,634,100
Oracle Corp.*	420,000	5,376,000
		18,255,050

Electrical Equipment - 0.6%
Symbol Technologies, Inc.	230,000	2,585,200

Electronics - Component Distribution - 1.3%
W.W. Grainger, Inc.	100,000	5,623,000

Electronics - Semiconductors - 1.6%
Intel Corp.	240,000	7,298,400

Financial - Diversified - 3.4%
Freddie Mac	100,000	6,337,000
SEI Investments Co.	200,000	8,562,000
		14,899,000

Healthcare - Diversified - 2.9%
Johnson & Johnson	200,000	12,990,000

Equity Securities - Cont'd	Shares	Value
Healthcare - Drug - Major Pharmaceutical - 8.5%
Merck & Co., Inc.	200,000	$11,516,000
Pfizer, Inc.	330,000	13,114,200
Schering-Plough Corp.	410,000	12,833,000
		37,463,200

Healthcare - Managed Care - 2.6%
Wellpoint Health Networks, Inc.*	180,000	11,460,600

Healthcare - Medical Products & Supplies - 4.8%
Cylex, Inc. (dagger) #	1,017,424	335,750
Dentsply International, Inc.	270,000	10,006,200
Medtronic, Inc.	240,000	10,850,400
		21,192,350

Household Products - Non-Durable - 3.7%
Colgate-Palmolive Co.	92,000	5,257,800
Kimberly-Clark Corp.	170,000	10,990,500
		16,248,300

Insurance - Life & Health - 2.8%
Aflac, Inc.	350,000	10,325,000
Protective Life Corp.	70,000	2,182,600
		12,507,600

Insurance - Multi-Line - 4.4%
American International Group, Inc.	130,000	9,378,200
Hartford Financial Services, Inc.	150,000	10,218,000
		19,596,200

Investment Banking / Brokerage - 1.2%
Charles Schwab Corp.	400,000	5,236,000

Leisure Time Products - 0.4%
Harley-Davidson, Inc.	30,000	1,653,900

Machinery - Diversified - 1.3%
Dover Corp.	136,000	5,576,000

Manufacturing - Diversified - 2.0%
Pentair, Inc.	200,000	8,994,000

Manufacturing - Specialized - 4.7%
Aptargroup, Inc.	200,000	7,010,000
Diebold, Inc.	170,000	6,925,800
Roper Industries, Inc.	139,900	6,958,626
		20,894,426

Natural Gas - 3.2%
Questar Corp.	550,000	14,140,500

Office Equipment & Supplies - 0.7%
Pitney Bowes, Inc.	70,000	2,996,000

Equity Securities - Cont'd	Shares	Value
Oil & Gas - Exploration & Production - 3.0%
EOG Resources, Inc.	331,300	$13,437,528

Personal Care - 5.1%
Alberto-Culver Co.	160,000	7,712,000
Avon Products, Inc.	270,000	14,666,400
		22,378,400

Photography & Imaging - 1.4%
Zebra Technologies Corp.*	115,000	6,220,350

Retail - Building Supplies - 2.0%
Lowe's Co.'s, Inc.	200,000	8,698,000

Retail - Discounters - 2.3%
Family Dollar Stores, Inc.	300,000	10,053,000

Retail - General Merchandise - 2.2%
Target Corp.	230,000	9,917,600

Retail - Specialty Apparel - 1.5%
Gap, Inc. (The)	430,000	6,467,200

Services - Computer Systems - 3.9%
Electronic Data Systems Corp.	170,000	9,858,300
Sungard Data Systems, Inc.*	220,000	7,253,400
		17,111,700

Services - Data Process - 2.1%
Concord EFS, Inc.*	280,000	9,310,000

Services - Facility - 1.7%
ABM Industries, Inc.	200,000	7,340,000

Telephone - 5.7%
Alltel Corp.	220,000	12,221,000
SBC Communications, Inc.	350,000	13,104,000
		25,325,000

Total Equity Securities (Cost $339,822,567)		419,569,874

	Principal
Taxable Variable Rate Demand Notes - 1.9%	Amount	Value
Alaska Housing Finance Corp., 2.03%, 12/1/32	$5,900,000	$5,900,000
Cotswold Village Associates LLC, 2.00%, 6/1/31	2,470,000	2,470,000

Total Taxable Variable Rate Demand Notes (Cost $8,370,000)		8,370,000
U.S. Government Agencies
And Instrumentalities - 3.1%
Federal Home Loan Bank Discount Notes, 1.61%, 4/1/02	13,700,000	13,700,000

Total U.S. Government Agencies
and Instrumentalities (Cost $13,700,000)		13,700,000

Certificates Of Deposit - 0.0%
ShoreBank, 2.05%, 2/10/03 (dagger) (caret)	100,000	99,840

Total Certificates of Deposit (Cost $100,000)		99,840

High Social Impact Investments - 0.3%
Calvert Foundation Community Investment Notes, 3.00%, 7/1/03 (dagger)	1,300,000	1,289,990

Total High Social Impact Investments (Cost $1,300,000)		1,289,990

TOTAL INVESTMENTS (Cost $363,292,567) - 100.4%		443,029,704
Other assets and liabilities, net - (0.4%)		(1,824,823)
Net Assets - 100%		$441,204,881

See notes to financial statements.

ENHANCED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2002
Equity Securities - 98.4%	Shares	Value
Air Freight - 0.3%
FedEx Corp.*	2,200	$127,820

Airlines - 0.3%
Delta Air Lines, Inc.	2,800	91,616
Southwest Airlines Co.	2,100	40,635
		132,251

Auto Parts & Equipment - 0.1%
Autoliv, Inc.	1,000	24,240

Banks - Major Regional - 6.0%
AmSouth BanCorp.	4,100	90,118
Bank of New York Co., Inc.	1,500	63,030
Bank One Corp.	10,500	438,690
Comerica, Inc.	1,500	93,855
FleetBoston Financial Corp.	8,800	308,000
KeyCorp Ltd.	12,800	341,120
National City Corp.	6,300	193,788
PNC Financial Services Group, Inc.	2,700	166,023
SunTrust Banks, Inc.	1,000	66,730
US Bancorp	30,100	679,357
Wells Fargo & Co.	7,600	375,440
		2,816,151

Banks - Money Center - 4.0%
Bank of America Corp.	17,047	1,159,537
Wachovia Corp.	19,200	711,936
		1,871,473

Biotechnology - 1.3%
Amgen, Inc.*	5,900	352,112
Chiron Corp.*	2,000	91,780
Genentech, Inc.*	3,800	191,710
		635,602

Broadcast - Television, Radio, & Cable - 1.7%
Comcast Corp.*	11,600	368,880
COX Communications, Inc.*	4,400	165,616
Univision Communications, Inc.*	2,800	117,600
USA Networks, Inc.*	4,300	136,611
		788,707

Chemicals - 0.8%
Praxair, Inc.	6,200	370,760
Sigma-Aldrich Corp.	200	9,392
		380,152

Equity Securities - Cont'd	Shares	Value
Communications Equipment - 0.7%
JDS Uniphase Corp.*	3,300	$19,437
Lucent Technologies, Inc.	15,300	72,369
Qualcomm, Inc.*	2,600	97,864
Scientific-Atlanta, Inc.	4,000	92,400
Sycamore Networks, Inc.*	9,300	36,735
		318,805

Computers - Hardware - 4.6%
Apple Computer, Inc.*	7,600	179,892
Compaq Computer Corp.	10,400	108,680
Dell Computer Corp.*	12,700	331,597
Hewlett-Packard Co.	13,400	240,396
International Business Machines Corp.	10,800	1,123,200
Palm, Inc.*	3,369	13,442
Sun Microsystems, Inc.*	19,200	169,344
		2,166,551

Computers - Networking - 1.8%
Cisco Systems, Inc.*	47,900	810,947
Corvis Corp.	1,600	1,998
Network Appliance, Inc.*	1,600	32,608
		845,553

Computers - Peripherals - 0.3%
EMC Corp.*	10,300	122,776

Computers - Software & Services - 4.7%
Ariba, Inc.*	3,200	14,496
Computer Associates International, Inc.	4,200	91,938
Compuware Corp.*	4,000	51,640
Microsoft Corp.*	28,200	1,700,742
Oracle Corp.*	24,400	312,320
Siebel Systems, Inc.*	200	6,522
Veritas Software Corp.*	1,000	43,830
		2,221,488

Consumer Finance - 0.7%
Capital One Financial Corp.	1,900	121,315
MBNA Corp.	5,500	212,135
		333,450

Distributors - Food & Health - 1.8%
Cardinal Health, Inc.	1,950	138,236
McKesson Corp.	3,300	123,519
Supervalu, Inc.	4,600	118,680
Sysco Corp.	15,300	456,246
		836,681

Electric Companies - 0.4%
Puget Energy, Inc.	9,800	203,742

Equity Securities - Cont'd	Shares	Value
Electrical Equipment - 0.4%
Molex, Inc.	4,900	$169,883
Sanmina-SCI Corp.*	900	10,575
	180,458

Electronics - Component Distribution - 0.1%
W.W. Grainger, Inc.	1,200	67,476

Electronics - Instruments - 0.5%
Agilent Technologies, Inc.*	6,249	218,465

Electronics - Semiconductors - 3.8%
Intel Corp.	43,800	1,331,958
Linear Technology Corp.	300	13,266
LSI Logic Corp.*	2,700	45,900
Maxim Integrated Products, Inc.*	1,900	105,849
Micron Technology, Inc.*	2,400	78,960
Texas Instruments, Inc.	6,700	221,770
		1,797,703

Entertainment - 1.2%
AOL Time Warner, Inc.*	24,400	577,060

Equipment - Semiconductors - 1.1%
Applied Materials, Inc.*	6,400	347,328
KLA -Tencor Corp.*	2,600	172,900
		520,228

Financial - Diversified - 5.7%
AMBAC Financial Group, Inc.	3,000	177,210
American Express Co.	16,600	679,936
Equity Office Properties Trust	2,600	77,974
Fannie Mae	11,900	950,572
Freddie Mac	10,600	671,722
JP Morgan Chase & Co.	3,600	128,340
		2,685,754

Foods - 1.6%
General Mills, Inc.	7,800	381,030
H.J. Heinz Co.	3,600	149,400
Kellogg Co.	5,900	198,063
William Wrigley Jr. Co.	800	42,648
		771,141

Hardware & Tools - 0.4%
Black & Decker Corp.	3,900	181,506

Healthcare - Diversified - 3.3%
Johnson & Johnson	24,300	1,578,285

Equity Securities - Cont'd	Shares	Value
Healthcare - Drugs - 7.2%
Allergan, Inc.	500	$32,325
Forest Laboratories, Inc.*	1,800	147,060
Merck & Co., Inc.	18,900	1,088,262
Pfizer, Inc.	42,900	1,704,846
Schering-Plough Corp.	13,000	406,900
		3,379,393

Healthcare - Managed Care - 1.5%
Cigna Corp.	1,600	162,224
Oxford Health Plans*	4,000	167,160
Wellpoint Health Networks*	5,600	356,552
		685,936

Healthcare - Medical Products & Supplies - 2.6%
Applied Biosystems Group - Applera Corp.	2,900	64,815
Becton Dickinson & Co.	800	30,176
Boston Scientific Corp.*	3,900	97,851
Guidant Corp.*	4,900	212,268
Medtronic, Inc.	11,000	497,310
St. Jude Medical, Inc.*	3,700	285,455
Stryker Corp.	1,000	60,330
		1,248,205

Health Care - Special Services - 0.8%
HealthSouth Corp.*	7,300	104,755
Laboratory Corp. of America Holdings *	800	76,688
Quest Diagnostics, Inc.*	2,500	207,125
		388,568

Household Furniture & Appliances - 0.8%
Whirlpool Corp.	4,700	355,085

Household Products Non-Durables - 1.9%
Colgate-Palmolive Co.	10,300	588,645
Kimberly-Clark Corp.	4,600	297,390
		886,035

Housewares - 0.2%
Newell Rubbermaid, Inc.	3,300	105,468

Insurance Brokers - 0.2%
Marsh & McLennan Co.'s	700	78,918

Insurance - Life & Health - 1.2%
Aflac, Inc.	7,800	230,100
Jefferson-Pilot Corp.	3,000	150,240
Lincoln National Corp.	2,600	131,898
Nationwide Financial Services	1,200	51,360
		563,598

Equity Securities - Cont'd	Shares	Value
Insurance - Multi-Line - 3.2%
American International Group, Inc.	19,540	$1,409,616
Hartford Financial Services, Inc.	1,300	88,556
		1,498,172

Insurance - Property & Casualty - 0.6%
Progressive Corp.	1,600	266,592

Investment Banking/Brokers - 0.1%
Charles Schwab Corp.	4,300	56,287

Investment Management - 0.4%
Franklin Resources, Inc.	4,500	188,640

Leisure Time Products - 0.6%
Harley-Davidson, Inc.	4,900	270,137

Machinery - Diversified - 1.0%
Deere & Co.	5,900	268,745
Dover Corp.	5,500	225,500
		494,245

Manufacturing - Diversified - 2.7%
Danaher Corp.	5,000	355,100
Illinois Tool Works, Inc.	6,470	468,104
Parker Hannifin Corp.	5,700	284,430
Pentair, Inc.	3,700	166,389
		1,274,023

Manufacturing - Specialized - 0.9%
Avery Dennison Corp.	4,900	299,047
Sealed Air Corp.*	3,100	145,948
		444,995

Natural Gas - 2.3%
Equitable Resources, Inc.	3,400	118,354
KeySpan Corp.	7,400	269,286
Kinder Morgan, Inc.	6,800	329,324
MDU Resources Group, Inc.	9,100	282,100
Questar Corp.	3,100	79,701
		1,078,765

Office Equipment & Supplies - 0.1%
Pitney Bowes, Inc.	1,600	68,480

Oil & Gas - Drilling & Equipment - 1.6%
Patterson-UTI Energy, Inc.*	9,000	267,660
Smith International, Inc.*	7,200	487,800
		755,460

Equity Securities - Cont'd	Shares	Value
Oil & Gas - Exploration & Production - 1.9%
EOG Resources, Inc.	18,200	$738,192
Pioneer Natural Resources Co.*	5,800	129,282
XTO Energy, Inc.	2,200	44,110
		911,584

Paper & Forest Products - 0.0%
Weyerhaeuser Co.	100	6,286

Personal Care - 0.8%
Avon Products, Inc.	2,300	124,936
Gillette Co.	7,000	238,070
		363,006

Photography / Imaging - 0.2%
Eastman Kodak Co.	3,100	96,627

Power Producers - Independents - 0.1%
Calpine Corp.*	5,100	64,770

Publishing - 0.3%
McGraw-Hill Co.'s, Inc.	1,400	95,550
Primedia, Inc.*	12,000	38,040
		133,590

Publishing - Newspapers - 0.5%
Belo Corp.	900	20,925
New York Times Co.	4,600	220,156
		241,081

Restaurants - 1.0%
Brinker International, Inc.*	6,900	223,629
Darden Restaurants, Inc.	6,500	263,835
		487,464

Retail - Building Supplies - 2.1%
Home Depot, Inc.	16,200	787,482
Lowe's Co.'s, Inc.	4,400	191,356
		978,838

Retail - Computers & Electronics - 0.5%
Best Buy Co., Inc.*	2,400	190,080
CDW Computer Centers, Inc.*	600	30,204
Tech Data Corp.*	600	27,534
		247,818

Retail - Department Stores - 0.8%
J.C. Penney Co., Inc.	1,500	31,065
Kohls Corp.*	3,200	227,680
Saks, Inc.*	7,400	97,310
		356,055

Equity Securities - Cont'd	Shares	Value
Retail - Drug Stores - 0.6%
Walgreen Co.	7,500	$293,925

Retail - Food Chains - 0.1%
Whole Foods Market, Inc.*	1,200	54,828

Retail - General Merchandise - 0.9%
Costco Wholesale Corp.*	2,400	95,568
Target Corp.	7,800	336,336
		431,904

Retail - Specialty - 0.2%
Office Depot, Inc.*	4,300	85,355

Retail - Specialty Apparel - 0.1%
Gap, Inc. (The)	2,825	42,488

Savings & Loan Companies - 1.0%
Washington Mutual, Inc.	13,900	460,507

Services - Advertising/Marketing - 0.2%
Omnicom Group, Inc.	1,200	113,280

Services - Commercial & Consumer - 0.2%
H & R Block, Inc.	1,400	62,230
Viad Corp.	800	22,400
		84,630

Services - Computer Systems - 0.7%
Electronic Data Systems Corp.	5,000	289,950
Sungard Data Systems, Inc.*	1,300	42,861
		332,811

Services - Data Process - 2.4%
Automatic Data Processing, Inc.	6,000	349,620
DST Systems, Inc.*	1,800	89,640
First Data Corp.	5,600	488,600
Fiserv, Inc.*	1,500	68,985
Paychex, Inc.	4,000	158,800
		1,155,645

Specialty Printing - 0.2%
R.R. Donnelley & Sons Co.	2,900	90,190

Telecommunications - Cellular & Wireless - 0.3%
AT&T Wireless Services, Inc.*	17,820	159,489

Telephone - 4.9%
Alltel Corp.	4,300	238,865
Bellsouth Corp.	20,100	740,886
SBC Communications, Inc.	32,838	1,229,455
Telephone & Data Systems, Inc.	1,300	114,725
		2,323,931

Equity Securities - Cont'd	Shares	Value
Textiles - Apparel - 0.3%
Liz Claiborne, Inc.	4,800	$136,128

Truckers - 0.6%
CH Robinson Worldwide, Inc.	500	16,800
CNF, Inc.	5,600	184,744
United Parcel Service, Inc.	1,600	97,280
		298,824

Trucks & Parts - 0.0%
Cummins, Inc.	200	9,446

TOTAL INVESTMENTS (Cost $43,641,142) - 98.4%		46,451,020
Other assets and liabilities, net - 1.6%		760,875
Net Assets - 100%		$47,211,895

See notes to financial statements.

TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2002
Equity Securities - 98.5%	Shares	Value
Biotechnology - 12.6%
CV Therapeutics, Inc.*	2,040	$73,848
Genentech, Inc.*	3,100	156,395
Idec Pharmaceuticals Corp.*	1,650	106,095
Medimmune, Inc.*	3,310	130,182
OSI Pharmaceuticals, Inc.*	2,920	114,318
		580,838

Communications Equipment - 2.3%
Polycom, Inc.*	4,320	106,272

Computers - Networking - 6.3%
Cisco Systems, Inc.*	8,300	140,519
Network Appliance, Inc.*	7,250	147,755
		288,274

Computers - Software & Services - 25.5%
Accenture Ltd.*	5,870	156,729
F5 Networks, Inc.*	2,670	62,051
Mercury Interactive Corp.*	3,940	148,341
Peoplesoft, Inc.*	3,820	139,545
Peregrine Systems, Inc.*	18,670	177,738
Priceline.com, Inc.*	28,930	151,304
Symantec Corp.*	1,410	58,106
Veritas Software Corp.*	2,780	121,847
Yahoo, Inc.*	8,330	153,855
		1,169,516

Electronics - Semiconductors - 26.9%
Amkor Technology, Inc.*	8,050	179,595
Cirrus Logic, Inc.*	4,900	92,463
Globespan Virata, Inc.*	8,790	131,147
Marvell Technology Group Ltd*	3,040	133,152
Micron Technology, Inc.*	2,820	92,778
Nvidia Corp.*	3,120	138,403
PMC - Sierra, Inc.*	7,970	129,752
Taiwan Semiconductor Manufacturing Co. Ltd (ADR)*	7,290	151,268
Xilinx, Inc.*	4,770	190,132
		1,238,690

Equipment - Semiconductors - 14.7%
Applied Materials, Inc.*	3,160	171,493
Brooks Automation, Inc.*	1,950	88,608
Kla -Tencor Corp.*	2,730	181,545
Novellus Systems, Inc.*	2,040	110,446
Teradyne, Inc.*	3,120	123,022
		675,114

Equity Securities - Cont'd	Shares	Value
Healthcare - Medical Products & Supplies - 2.3%
St. Jude Medical, Inc.*	1,390	$107,238

Investment Banking / Brokers - 4.9%
Charles Schwab Corp.	9,340	122,261
E*trade Group, Inc.*	10,800	101,736
		223,997

Retail - Home Shopping - 3.0%
Amazon.Com, Inc.*	9,600	137,280

TOTAL INVESTMENTS (Cost $4,546,483) - 98.5%		4,527,219
Other assets and liabilities, net - 1.5%		70,438
Net Assets - 100%		$4,597,657

(checkmark) Colson Services Corporation is the collection and transfer agent for certain of the Fund's U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(beta) Represents rates in effect at March 31, 2002, after regularly scheduled adjustments on such date. Interest rates adjust monthly and or quarterly, generally at the beginning of the month or calendar quarter, or semiannually based on prime plus contracted adjustments. As of March 31, 2002, the prime rate was 4.75%.

(caret) These certificates of deposit are fully insured by agencies of the federal government.

(dagger) This security was valued by the Board of Trustees. See Note A.

# Restricted securities represent, 1.6% of net assets for Balanced, and 0.1% for Equity.

(omega) Covad Communications Group, Inc. voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on August 11, 2001. As part of the approved "Plan of Reorganization," 26,923 shares of Covad common stock along with $196,280 cash was issued in settlement of the Fund's investment in Covad bonds (par $1,000,000, cost $1,000,000)

* Non-income producing.

** This security is in default.

Explanation of Guarantees:	Abbreviations:
BPA: Bond Purchase Agreement	ADR: American Depository Receipt
CA: Collateral Agreement	FGIC: Financial Guaranty Insurance Company
CF: Credit Facility	IDA: Industrial Development Authority
C/LOC: Confirming Letter of Credit	LLC: Limited Liability Corporation
INSUR: Insurance	LP: Limited Partnership
LOC: Letter of Credit	FHLB: Federal Home Loan Bank
TOA: Tender Option Agreement	FNMA: Federal National Mortgage Association
SPI: Securities Purchase, Inc.
VRDN: Variable Rate Demand Notes

See notes to financial statements.

statements of assets and liabilities

March 31, 2002
	money market	balanced	bond
assets	portfolio	portfolio	portfolio
Investments in securities, at value -
(Cost $200,356,102, $622,520,904
and $135,577,076, respectively)
see accompanying schedules	$200,356,102	$608,408,064	$132,517,565
Cash	152,074	688,691	142,693
Receivable for securities sold	260,000	17,142,616	9,112,066
Receivable for shares sold	846,617	509,151	562,654
Interest & dividends receivable	511,187	4,289,801	1,571,859
Other assets	30,192	487,250	365,595
Total assets	202,156,172	631,525,573	144,272,432
liabilities
Payable for securities purchased	-	12,228,800	6,732,890
Payable for shares redeemed	214,568	227,242	152,986
Payable to Calvert Asset Management Co., Inc.	102,335	378,286	74,216
Payable to Calvert Administrative Services Co.	34,159	140,605	32,368
Payable to Calvert Shareholders Services, Inc.	17,965	18,130	4,101
Payable to Calvert Distributors, Inc.	-	138,249	32,119
Payable for futures variation margin	-	166,676	-
Accrued expenses and other liabilities	107,118	203,743	40,409
Total liabilities	476,145	13,501,731	7,069,089
Net Assets	$201,680,027	$618,023,842	137,203,343
net assets consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Money Market Portfolio:
201,783,710 shares outstanding	$201,740,554
Balanced Portfolio:
Class A: 21,753,503 shares outstanding		$580,487,171
Class B: 653,368 shares outstanding		20,198,718
Class C: 592,609 shares outstanding		17,907,149
Class I: 1,249,842 shares outstanding		44,940,268
Bond Portfolio:
Class A: 7,101,616 shares outstanding			$114,693,697
Class B: 666,762 shares outstanding			10,695,353
Class C: 407,211 shares outstanding			6,504,143
Class I: 744,609 shares outstanding			11,543,409
Undistributed net investment income	1,256	2,078,459	4,903
Accumulated net realized gain (loss) on investments	(61,783)	(33,370,197)	(3,075,891)
Net unrealized appreciation (depreciation)
on investments	-	(14,217,726)	(3,162,271)
Net Assets	$201,680,027	$618,023,842	$137,203,343

See notes to financial statements.

net asset value per share
Money Market Portfolio	$1.00
Balanced Portfolio:
Class A: (based on net assets of $554,868,559)		$25.51
Class B: (based on net assets of $16,562,239)		$25.35
Class C: (based on net assets of $14,881,881)		$25.11
Class I: (based on net assets of $31,711,163)		$25.37
Bond Portfolio:
Class A: (based on net assets of $109,281,284)			$15.39
Class B: (based on net assets of $10,224,892)			$15.34
Class C: (based on net assets of $6,236,457)			$15.32
Class I: (based on net assets of $11,460,710)			$15.39

See notes to financial statements.

statements of assets and liabilities

March 31, 2002
		Enhanced
	Equity	Equity	Technology
assets	portfolio	portfolio	portfolio
Investments in securities, at value
(Cost $363,292,567, $43,641,142
and $4,546,483, respectively) -
see accompanying schedules	$443,029,704	$46,451,020	$4,527,219
Cash	379,553	651,962	60,597
Receivable for shares sold	2,125,742	136,974	12,341
Interest & dividends receivable	392,542	37,043	-
Other assets	27,579	21,980	14,265
Total assets	445,955,120	47,298,979	4,614,422
liabilities
Payable for securities purchased	3,855,750	-	-
Payable for shares redeemed	223,807	6,960	-
Payable to Calvert Asset Management Co., Inc.	296,712	35,873	2,028
Payable to Calvert Administrative Services Co.	72,479	5,944	860
Payable to Calvert Shareholders Services, Inc.	20,684	1,931	909
Payable to Calvert Distributors, Inc.	141,897	16,675	1,458
Accrued expenses and other liabilities	138,910	19,701	11,510
Total liabilities	4,750,239	87,084	16,765
Net Assets	$441,204,881	$47,211,895	$4,597,657
net assets consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Equity Portfolio:
Class A: 10,985,561 shares outstanding	$273,907,284
Class B: 1,523,619 shares outstanding	44,631,173
Class C: 1,389,227 shares outstanding	36,564,145
Class I: 270,981 shares outstanding	7,662,720
Enhanced Equity Portfolio:
Class A: 2,215,732 shares outstanding		$35,535,849
Class B: 420,077 shares outstanding		6,752,407
Class C: 255,844 shares outstanding		4,249,026
Class I: 0 shares outstanding		0
Technology Portfolio:
Class A: 566,348 shares outstanding			$4,726,681
Class B: 142,533 shares outstanding			1,187,388
Class C: 40,530 shares outstanding			327,972
Class I: 133,333 shares outstanding			1,987,769
Undistributed net investment income (loss)	(584,715)	(60,264)	(47,448)
Accumulated net realized gain (loss) on investments	(712,863)	(2,075,001)	(3,565,440)
Net unrealized appreciation (depreciation)
on investments	79,737,137	2,809,878	(19,265)
Net Assets	$441,204,881	$47,211,895	$4,597,657

See notes to financial statements.

net asset value per share
Equity Portfolio:
Class A: (based on net assets of $347,304,800)	$31.61
Class B: (based on net assets of $46,083,965)	$30.25
Class C: (based on net assets of $39,169,557)	$28.20
Class I: (based on net assets of $8,646,559)	$31.91
Enhanced Equity Portfolio:
Class A: (based on net assets of $36,516,201)		$16.48
Class B: (based on net assets of $6,639,029)		$15.80
Class C: (based on net assets of $4,056,665)		$15.86
Technology Portfolio:
Class A: (based on net assets of $2,953,407)			$5.21
Class B: (based on net assets of $732,439)			$5.14
Class C: (based on net assets of $209,212)			$5.16
Class I: (based on net assets of $702,599)			$5.27

See notes to financial statements.

Statements of Operations

Six Months Ended March 31, 2002
	Money
	Market	Balanced	Bond
Net Investment Income	Portfolio	Portfolio	Portfolio
Investment Income:
Interest income	$2,592,678	$9,948,642	$3,989,452
Dividend income (net of foreign taxes withheld
of $11,763 for Balanced Portfolio)	-	1,077,905	-
Total investment income	2,592,678	11,026,547	3,989,452

Expenses:
Investment advisory fee	305,339	1,298,065	209,310
Transfer agency fees and expenses	240,610	545,967	135,468
Administrative fees	203,559	826,024	176,892
Distribution Plan expenses:
Class A	-	658,230	102,820
Class B	-	78,560	47,165
Class C	-	71,307	24,178
Trustees' fees and expenses	30,896	91,713	18,296
Custodian fees	15,477	42,984	15,838
Registration fees	10,448	24,790	21,496
Reports to shareholders	39,211	113,285	17,968
Professional fees	22,969	88,164	11,864
Miscellaneous	34,221	71,404	5,654
Total expenses	902,730	3,910,493	786,949
Reimbursement from Advisor:
Class I	(3,985)	-	(4,389)
Fees paid indirectly	(8,173)	(18,868)	(5,618)
Net expenses	890,572	3,891,625	776,942

Net Investment Income	1,702,106	7,134,922	3,212,510

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(4,132)	(23,589,950)	(1,155,847)
Futures	-	267,240	(18,000)
	(4,132)	(23,322,710)	(1,173,847)

Change in unrealized appreciation or (depreciation):
Securities	-	48,771,266	(1,997,769)
Futures	-	(218,065)	(287,855)
	-	48,553,201	(2,285,624)

Net Realized and Unrealized
Gain (Loss) on Investments	(4,132)	25,230,491	(3,459,471)

Increase (Decrease) in Net Assets
Resulting From Operations	$1,697,974	$32,365,413	($246,961)

See notes to financial statements.

Statements of Operations

Six Months Ended March 31, 2002

	Equity	Enhanced Equity	Technology
Net Investment Income	Portfolio	Portfolio	Portfolio
Investment Income:
Interest income	$178,202	$89	$17
Dividend income	1,981,101	274,089	481
Total investment income	2,159,303	274,178	498

Expenses:
Investment advisory fee	959,543	132,435	27,355
Transfer agency fees and expenses	473,787	56,371	29,390
Accounting fees	-	-	15,225
Administrative fees	379,630	33,109	4,754
Distribution Plan expenses:
Class A	366,388	42,700	3,406
Class B	189,611	31,266	3,697
Class C	164,088	18,656	980
Trustees' fees and expenses	57,114	6,399	648
Custodian fees	16,385	16,935	9,661
Registration fees	26,231	17,710	20,606
Reports to shareholders	71,573	6,748	354
Professional fees	39,939	6,493	3,523
Miscellaneous	10,319	4,375	2,970
Total expenses	2,754,608	373,197	122,569
Reimbursement from Advisor:
Class A	-	(30,562)	(43,663)
Class B	-	-	(11,199)
Class C	-	-	(7,166)
Class I	(752)	(3,347)	(11,056)
Fees paid indirectly	(9,838)	(4,846)	(1,539)
Net expenses	2,744,018	334,442	47,946

Net Investment Income (Loss)	(584,715)	(60,264)	(47,448)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss)	71,887	(728,672)	92,328
Change in unrealized appreciation or (depreciation)	57,501,993	5,751,150	925,169

Net Realized and Unrealized
Gain (Loss) on Investments	57,573,880	5,022,478	1,017,497

Increase (Decrease) in Net Assets
Resulting From Operations	$56,989,165	$4,962,214	$970,049

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income	$1,702,106	$9,434,250
Net realized gain (loss)	(4,132)	9,010

Increase (Decrease) in Net Assets
Resulting From Operations	1,697,974	9,443,260

Distributions to shareholders from
Net investment income	(1,707,555)	(9,437,817)

Capital share transactions:
Shares sold	79,698,371	168,608,655
Reinvestment of distributions	1,650,247	8,956,434
Shares redeemed	(85,719,943)	(178,262,978)
Total capital share transactions	(4,371,325)	(697,889)

Total Increase (Decrease) in Net Assets	(4,380,906)	(692,446)

Net Assets
Beginning of period	206,060,933	206,753,379
End of period (including undistributed net investment
income of $1,256 and $6,705, respectively.)	$201,680,027	$206,060,933

Capital Share Activity
Shares sold	79,698,340	168,608,640
Reinvestment of distributions	1,650,247	8,956,434
Shares redeemed	(85,719,943)	(178,262,978)
Total capital share activity	(4,371,356)	(698,004)

See notes to financial statements.

Balanced Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income	$7,134,922	$20,276,017
Net realized gain (loss)	(23,322,710)	(917,055)
Change in net unrealized appreciation or (depreciation)	48,553,201	(152,506,533)

Increase (Decrease) in Net Assets
Resulting From Operations	32,365,413	(133,147,571)

Distributions to shareholders from
Net investment income:
Class A Shares	(6,968,614)	(17,782,140)
Class B Shares	(119,832)	(269,293)
Class C Shares	(112,537)	(264,123)
Class I Shares	(481,325)	(1,407,248)
Net realized gain:
Class A Shares	-	(51,016,823)
Class B Shares	-	(1,026,194)
Class C Shares	-	(1,145,576)
Class I Shares	-	(3,671,286)
Total distributions	(7,682,308)	(76,582,683)

Capital share transactions:
Shares sold:
Class A Shares	20,480,740	44,954,829
Class B Shares	2,481,153	5,415,107
Class C Shares	2,330,640	3,444,891
Class I Shares	1,670,019	6,902,380
Reinvestment of distributions:
Class A Shares	6,443,479	64,088,245
Class B Shares	103,678	1,118,791
Class C Shares	100,359	1,308,475
Class I Shares	481,325	5,078,534
Shares redeemed:
Class A Shares	(26,412,300)	(94,347,324)
Class B Shares	(978,856)	(1,518,364)
Class C Shares	(963,807)	(2,775,444)
Class I Shares	(1,052,635)	(19,011,239)
Total capital share transactions	4,683,795	14,658,881

Total Increase (Decrease) in Net Assets	29,366,900	(195,071,373)

Net Assets
Beginning of period	588,656,942	783,728,315
End of period (including undistributed net investment
income of $2,078,459 and $2,625,845, respectively.)	$618,023,842	$588,656,942

See notes to financial statements.

Balanced Portfolio

Statements of Changes in Net Assets

Balanced Portfolio (Cont'd)
	Six months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2002	2001
Shares sold:
Class A Shares	793,310	1,577,805
Class B Shares	96,983	194,064
Class C Shares	91,769	122,465
Class I Shares	64,835	241,240
Reinvestment of distributions:
Class A Shares	250,249	2,267,879
Class B Shares	4,055	39,755
Class C Shares	3,959	46,818
Class I Shares	18,793	180,629
Shares redeemed:
Class A Shares	(1,023,933)	(3,337,985)
Class B Shares	(38,032)	(54,708)
Class C Shares	(37,832)	(100,822)
Class I Shares	(41,110)	(711,135)
Total capital share activity	183,046	466,005

See notes to financial statements.

Bond Portfolio

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income	$3,212,510	$5,407,681
Net realized gain (loss)	(1,173,847)	3,146,034
Change in net unrealized appreciation or (depreciation)	(2,285,624)	1,872,521

Increase (Decrease) in Net Assets
Resulting From Operations	(246,961)	10,426,236

Distributions to shareholders from
Net investment income:
Class A Shares	(2,810,456)	(4,900,873)
Class B Shares	(215,670)	(263,841)
Class C Shares	(110,937)	(123,842)
Class I Shares	(98,302)	(90,447)
Net Realized Gain:
Class A Shares	(3,478,070)	-
Class B Shares	(312,217)	-
Class C Shares	(147,794)	-
Class I shares	(50,279)	-
Total distributions	(7,223,725)	(5,379,003)

Capital share transactions:
Shares sold:
Class A Shares	22,762,701	32,073,213
Class B Shares	3,610,057	5,013,863
Class C Shares	3,075,168	2,060,986
Class I Shares	10,000,000	350,000
Reinvestment of distributions:
Class A Shares	5,173,487	3,924,268
Class B Shares	348,274	194,498
Class C Shares	198,940	103,364
Class I Shares	148,581	90,447
Shares redeemed:
Class A Shares	(8,962,730)	(15,346,618)
Class B Shares	(1,197,130)	(647,168)
Class C Shares	(262,573)	(583,686)
Class I Shares	-	(84,052)
Total capital share transactions	34,894,775	27,149,115

Total Increase (Decrease) In Net Assets	27,424,089	32,196,348
Net Assets
Beginning of period	109,779,254	77,582,906
End of period (including undistributed net investment
income of $4,903 and $27,758, respectively.)	$137,203,343	$109,779,254

See notes to financial statements.

Bond Portfolio

Statements of Changes in Net Assets

Bond Portfolio (Cont'd)
	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2002	2001
Shares sold:
Class A Shares	1,430,881	1,971,955
Class B Shares	227,800	311,522
Class C Shares	194,657	128,212
Class I Shares	645,161	22,479
Reinvestment of distributions:
Class A Shares	330,104	247,417
Class B Shares	22,318	12,261
Class C Shares	12,774	6,549
Class I Shares	9,531	5,688
Shares redeemed:
Class A Shares	(565,301)	(964,788)
Class B Shares	(76,259)	(40,958)
Class C Shares	(16,373)	(36,854)
Class I Shares	-	(5,063)
Total capital share activity	2,215,293	1,658,420

See notes to financial statements.

Equity Portfolio

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income (loss)	($584,715)	($685,670)
Net realized gain (loss)	71,887	11,187,576
Change in net unrealized appreciation or (depreciation)	57,501,993	(52,220,104)

Increase (Decrease) in Net Assets
Resulting From Operations	56,989,165	(41,718,198)

Distributions to shareholders from
Net realized gain:
Class A Shares	(8,466,727)	(12,117,377)
Class B Shares	(1,071,113)	(1,186,676)
Class C Shares	(1,009,697)	(1,181,056)
Class I Shares	(239,514)	(139,065)
Total distributions	(10,787,051)	(14,624,174)

Capital share transactions:
Shares sold:
Class A Shares	69,546,252	72,346,930
Class B Shares	12,541,212	15,016,874
Class C Shares	10,138,026	13,053,359
Class I Shares	5,086,199	38,000
Reinvestment of distributions:
Class A Shares	7,747,155	11,138,638
Class B Shares	886,644	979,533
Class C Shares	824,090	1,003,171
Class I Shares	239,514	139,066
Shares redeemed:
Class A Shares	(19,185,136)	(26,725,626)
Class B Shares	(1,663,634)	(1,990,124)
Class C Shares	(1,945,872)	(2,750,230)
Class I Shares	(250,000)	(40,726)
Total capital share transactions	83,964,450	82,208,865

Total Increase (Decrease) in Net Assets	130,166,564	25,866,493

Net Assets
Beginning of period	311,038,317	285,171,824
End of period (including undistributed net investment
income (loss) of ($584,715) and $0, respectively)	$441,204,881	$311,038,317

See notes to financial statements.

Equity Portfolio

Statements of Changes in Net Assets

Equity Portfolio (Cont'd)
	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2002	2001
Shares sold:
Class A Shares	2,276,851	2,305,088
Class B Shares	425,654	494,815
Class C Shares	369,021	459,369
Class I Shares	181,625	1,262
Reinvestment of distributions:
Class A Shares	246,650	350,886
Class B Shares	29,418	31,792
Class C Shares	29,338	34,776
Class I Shares	7,565	4,366
Shares redeemed:
Class A Shares	(630,345)	(849,982)
Class B Shares	(56,789)	(66,974)
Class C Shares	(71,205)	(98,732)
Class I Shares	(7,810)	(1,262)
Total capital share activity	2,799,973	2,665,404

See notes to financial statements.

Enhanced Equity Portfolio

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income (loss)	($60,264)	($97,059)
Net realized gain (loss)	(728,672)	(548,445)
Change in net unrealized appreciation or (depreciation)	5,751,150	(13,783,723)

Increase (Decrease) in Net Assets
Resulting From Operations	4,962,214	(14,429,227)

Distributions to shareholders from
Net realized gain:
Class A Shares	(9,757)	(153,785)
Class B Shares	(1,838)	(47,908)
Class C Shares	(1,084)	(32,464)
Class I Shares	-	(150,790)
Total distributions	(12,679)	(384,947)

Capital share transactions:
Shares sold:
Class A Shares	4,507,827	24,533,325
Class B Shares	816,825	1,641,965
Class C Shares	544,543	669,968
Class I Shares	-	1,000
Reinvestment of distributions:
Class A Shares	9,464	148,160
Class B Shares	1,642	44,273
Class C Shares	894	26,432
Class I Shares	-	150,790
Shares redeemed:
Class A Shares	(2,406,124)	(8,796,276)
Class B Shares	(335,261)	(788,937)
Class C Shares	(265,967)	(724,604)
Class I Shares	(1,075)	(17,309,368)
Total capital share transactions	2,872,768	(403,272)

Total Increase (Decrease) in Net Assets	7,822,303	(15,217,446)

Net Assets
Beginning of period	39,389,592	54,607,038
End of period (including undistributed net investment
income (loss) of ($60,264) and $0, respectively)	$47,211,895	$39,389,592

See notes to financial statements.

Enhanced Equity Portfolio

Statements of Changes in Net Assets

Enhanced Equity Portfolio (Cont'd)
	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2002	2001
Shares sold:
Class A Shares	279,439	1,539,984
Class B Shares	52,887	97,389
Class C Shares	34,636	38,796
Class I Shares	-	62
Reinvestment of distributions:
Class A Shares	567	8,039
Class B Shares	102	2,469
Class C Shares	56	1,469
Class I Shares	-	8,120
Shares redeemed:
Class A Shares	(149,747)	(529,439)
Class B Shares	(21,616)	(47,570)
Class C Shares	(17,166)	(41,860)
Class I Shares	(65)	(1,113,859)
Total capital share activity	179,093	(36,400)

See notes to financial statements.

Technology Portfolio

Statement of Changes in Net Assets
		From Inception,
		October 31, 2000
	Six Months Ended	Through
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income (loss)	($47,448)	($69,925)
Net realized gain (loss) on investments	92,328	(3,657,768)
Change in unrealized appreciation (depreciation)	925,169	(944,434)

Increase (Decrease) in Net Assets
Resulting From Operations	970,049	(4,672,127)

Capital share transactions:
Shares sold:
Class A shares	933,519	4,548,302
Class B shares	239,215	1,155,405
Class C shares	72,664	291,115
Class I shares	-	2,000,000
Shares redeemed:
Class A shares	(470,535)	(245,105)
Class B shares	(105,929)	(86,486)
Class C shares	(20,765)	(11,665)
Class I shares	-	-
Total capital share transactions	648,169	7,651,566

Total Increase (Decrease) in Net Assets	1,618,218	2,979,439

Net Assets
Beginning of period	2,979,439	-
End of period (including undistributed net investment
income (loss) of ($47,448) and $0, respectively)	$4,597,657	$2,979,439

Capital Share Activity
Shares sold:
Class A shares	175,055	515,210
Class B shares	43,427	133,342
Class C shares	13,245	33,127
Class I shares	-	133,333
Shares redeemed:
Class A shares	(88,850)	(35,067)
Class B shares	(20,599)	(13,637)
Class C shares	(3,666)	(2,176)
Class I shares	-	-
Total capital share activity	118,612	764,132

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Money Market, Balanced, Bond, Equity, Enhanced Equity (formerly Managed Index), and Technology. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond and Technology are registered as non-diversified portfolios. Money Market shares are sold without sales charge. Balanced, Bond, Equity, Enhanced Equity and Technology have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were valued by the Board of Trustees as of March 31, 2002:
	Total Investments	% of Net Assets
Balanced	$15,040,170	2.4%
Bond	546,375	0.4%
Equity	1,725,580	0.4%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity, Enhanced Equity and Technology. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Audit Guide Implementation: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund has implemented the provisions of the Guide, as required on October 1, 2001. The implementation did not have a material impact on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:
Money Market	.30%
Balanced:
First $500 Million	.425%
Next $500 Million	.40%
Over $1 Billion	.375%
Bond	.35%
Equity	.50%
Enhanced Equity	.60%
Technology	1.25%

The Advisor contractually reimbursed Money Market, Bond, Equity, Enhanced Equity and Technology for expenses of $3,985, $4,389, $752, $33,909 and $73,084, respectively, for the six months ended March 31, 2002.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B, and Class C shares, allow the Portfolios to pay the Distributor for expenses and services associated with distribution of shares. The expenses of Money Market are limited to .25% annually of average daily net assets. The expenses paid may not exceed .35%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Balanced, Bond and Equity, respectively. The expenses paid may not exceed .25%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Enhanced Equity and Technology, respectively. Class I for Balanced, Bond, Equity, Enhanced Equity and Technology does not have Distribution Plan expenses.

The Distributor received the following amounts as its portion of the commissions charged on sales of the Funds shares for the six months ended March 31, 2002: $80,910 for Balanced, $25,508 for Bond, $128,986 for Equity, $9,062 for Enhanced Equity, and $4,431 for Technology.

Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $110,169, $112,919, $23,725, $117,277, $10,286, and $4,448 for the six months ended ended March 31, 2002 for Money Market, Balanced, Bond, Equity, Enhanced Equity and Technology, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Calvert Administrative Services Company (CASC), an affiliate of the Advisor, provides administrative services for the Fund. For providing such services, CASC receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:
Money Market	.20%
Balanced (Class A, B, & C)	.275%
Balanced (Class I)	.125%
Bond (Class A, B, & C)	.30%
Bond (Class I)	.10%
Equity (Class A, B, & C)	.20%
Equity (Class I)	.10%
Enhanced Equity (Class A, B, & C)	.15%
Enhanced Equity (Class I)	.10%
Technology (Class A, B, & C)	.25%
Technology (Class I)	.05%

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund to make investments in these notes under certain conditions.

Each Trustee of the Funds who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustees' fees are allocated to each of the funds in the series served.

Note C - Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were:
				Enhanced
	Balanced	Bond	Equity	Equity	Technology
Purchases:	$551,123,923	$371,871,005	$103,518,743	$9,673,793	$15,386,548
Sales:	550,629,024	352,109,422	42,799,756	7,132,501	14,784,734

Money Market held only short-term investments.

The following table presents the cost of investments owned at March 31, 2002 for federal income tax purposes, the components of net unrealized appreciation (depreciation) and the net realized capital loss carryforwards as of September 30, 2001 with expiration dates:
	Money
	Market	Balanced	Bond
Federal income tax cost of investments	$200,356,102	$622,682,691	$135,575,892
Unrealized appreciation	-	31,362,014	1,250,572
Unrealized (depreciation)	-	(45,741,526)	(4,411,659)
Net appreciation/(depreciation)	-	(14,379,512)	(3,161,087)
Capital loss carryforward	$43,273	-	-
Expiration dates	2004-2008	-	-
		Enhanced
	Equity	Equity	Technology
Federal income tax cost of investments	$364,072,097	$43,657,107	$4,546,483
Unrealized appreciation	86,680,472	6,438,063	206,085
Unrealized (depreciation)	(7,722,865)	(3,644,150)	(225,349)
Net appreciation/(depreciation)	78,957,607	2,793,913	(19,264)
Capital loss carryforward	-	-	-
Expiration dates	-	-	-

Capital losses may be utilized to offset current and future capital gains until expiration.

The Portfolios may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. In addition, the Portfolios effected transactions with other Calvert Portfolios, which resulted in net realized losses on sales of securities. Interportfolio transactions were made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2002, purchases and sales transactions and net realized losses on sales of securities were:
	Money
	Market	Balanced	Bond
Purchases	$84,885,000	$16,812,500	$1,598,860
Sales	51,665,000	47,496,975	1,944,502
Net realized losses	-	(972,788)	(81,133)

		Enhanced
	Equity	Equity	Technology
Purchases	$20,670,000	-	-
Sales	12,300,000	-	-

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolios had no loans outstanding pursuant to this line of credit at March 31, 2002. For the six months ended March 31, 2002, borrowings by the Portfolios under the Agreement were as follows:
			Weighted
		Average	Average	Maximum
		Daily	Interest	Amount
Portfolio	Balance	Rate	Borrowed	Borrowed
Money Market	$22,217	2.51%	$1,140,416	March 2002
Balanced	486,753	2.39%	16,377,474	December 2001
Bond	173,259	2.61%	10,686,839	October 2001
Equity	24,003	2.64%	761,526	October 2001
Technology	3,660	2.54%	98,374	November 2001

Change in Independent Auditor

In May 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor for the Calvert Group Funds. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The reports on the financial statements audited by Arthur Andersen for the years ended September 30, 2001 and September 30, 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Money Market Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
	2002	2001	2000
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.008	.045	.054
Distributions from
Net investment income	(.008)	(.045)	(.054)

Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.84%	4.63%	5.53%
Ratios to average net assets:
Net investment income	1.67% (a)	4.52%	5.39%
Total expenses	.89% (a)	.84%	.84%
Expenses before offsets	.88% (a)	.84%	.84%
Net expenses	.87% (a)	.83%	.82%
Net assets, ending (in thousands)	$201,680	$206,061	$206,753

		Years Ended
	September 30,	September 30,	September 30,
	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.045	.049	.048
Distributions from
Net investment income	(.045)	(.049)	(.048)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.54%	5.02%	4.89%
Ratios to average net assets:
Net investment income	4.43%	4.92%	4.79%
Total expenses	.90%	.94%	1.00%
Expenses before offsets	.89%	.89%	.89%
Net expenses	.87%	.87%	.87%
Net assets, ending (in thousands)	$193,941	$172,701	$166,111

Balanced Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$24.48	$33.23	$32.14
Income from investment operations
Net investment income	.30	.84	.86
Net realized and unrealized gain (loss)	1.05	(6.37)	3.08
Total from investment operations	1.35	(5.53)	3.94
Distributions from
Net investment income	(.32)	(.82)	(.80)
Net realized gains	-	(2.40)	(2.05)
Total distributions	(.32)	(3.22)	(2.85)
Total increase (decrease) in net asset value	1.03	(8.75)	1.09
Net asset value, ending	$25.51	$24.48	$33.23

Total return*	5.52%	(17.74%)	12.75%
Ratios to average net assets:
Net investment income	2.33% (a)	2.98%	2.58%
Total expenses	1.24% (a)	1.20%	1.19%
Expenses before offsets	1.24% (a)	1.20%	1.19%
Net expenses	1.24% (a)	1.19%	1.17%
Portfolio turnover	98%	214%	184%
Net assets, ending (in thousands)	$554,869	$532,008	$705,355

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$32.45	$34.88	$31.35
Income from investment operations
Net investment income	.68	.77	.83
Net realized and unrealized gain	3.03	.92	5.61
Total from investment operations	3.71	1.69	6.44
Distributions from
Net investment income	(.66)	(.76)	(.81)
Net realized gains	(3.36)	(3.36)	(2.10)
Total distributions	(4.02)	(4.12)	(2.91)
Total increase (decrease) in net asset value	(.31)	(2.43)	3.53
Net asset value, ending	$32.14	$32.45	$34.88

Total return*	11.52%	5.50%	21.94%
Ratios to average net assets:
Net investment income	2.05%	2.27%	2.57%
Total expenses	1.17%	1.13%	1.14%
Expenses before offsets	1.17%	1.13%	1.14%
Net expenses	1.15%	1.11%	1.12%
Portfolio turnover	175%	185%	215%
Net assets, ending (in thousands)	$708,655	$673,907	$675,306

Balanced Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$24.33	$33.02	$31.97
Income from investment operations
Net investment income	.17	.56	.53
Net realized and unrealized gain (loss)	1.04	(6.32)	3.06
Total from investment operations	1.21	(5.76)	3.59
Distributions from
Net investment income	(.19)	(.53)	(.49)
Net realized gains	-	(2.40)	(2.05)
Total distributions	(.19)	(2.93)	(2.54)
Total increase (decrease) in net asset value	1.02	(8.69)	1.05
Net asset value, ending	$25.35	$24.33	$33.02

Total return*	4.97%	(18.54%)	11.63%
Ratios to average net assets:
Net investment income	1.29% (a)	1.95%	1.60%
Total expenses	2.29% (a)	2.22%	2.20%
Expenses before offsets	2.29% (a)	2.22%	2.20%
Net expenses	2.28% (a)	2.20%	2.18%
Portfolio turnover	98%	214%	184%
Net assets, ending (in thousands)	$16,562	$14,361	$13,580

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 #
Net asset value, beginning	$32.38	$34.37
Income from investment operations
Net investment income	.35	0.15
Net realized and unrealized gain (loss)	2.94	(1.90)
Total from investment operations	3.29	(1.75)
Distributions from
Net investment income	(.34)	(0.24)
Net realized gains	(3.36)	-
Total distributions	(3.70)	(0.24)
Total increase (decrease) in net asset value	(.41)	(1.99)
Net asset value, ending	$31.97	$32.38

Total return*	10.15%	(5.10%)
Ratios to average net assets:
Net investment income	.85%	1.22% (a)
Total expenses	2.40%	3.59% (a)
Expenses before offsets	2.40%	2.43% (a)
Net expenses	2.38%	2.41% (a)
Portfolio turnover	175%	185%
Net assets, ending (in thousands)	$9,910	$2,540

Balanced Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$24.10	$32.74	$31.70
Income from investment operations
Net investment income	.16	.56	.51
Net realized and unrealized gain (loss)	1.04	(6.29)	3.05
Total from investment operations	1.20	(5.73)	3.56
Distributions from
Net investment income	(.19)	(.51)	(.47)
Net realized gains	-	(2.40)	(2.05)
Total distributions	(.19)	(2.91)	(2.52)
Total increase (decrease) in net asset value	1.01	(8.64)	1.04
Net asset value, ending	$25.11	$24.10	$32.74

Total return*	4.99%	(18.60%)	11.64%
Ratios to average net assets:
Net investment income	1.32% (a)	1.98%	1.58%
Total expenses	2.26% (a)	2.19%	2.19%
Expenses before offsets	2.26% (a)	2.19%	2.19%
Net expenses	2.26% (a)	2.18%	2.17%
Portfolio turnover	98%	214%	184%
Net assets, ending (in thousands)	$14,882	$12,889	$15,263

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	1999	1998	1997
Net asset value, beginning	$32.05	$34.52	$31.05
Income from investment operations
Net investment income	.36	.41	.47
Net realized and unrealized gain	2.98	.89	5.54
Total from investment operations	3.34	1.30	6.01
Distributions from
Net investment income	(.33)	(.41)	(.44)
Net realized gains	(3.36)	(3.36)	(2.10)
Total distributions	(3.69)	(3.77)	(2.54)
Total increase (decrease) in net asset value	(.35)	(2.47)	3.47
Net asset value, ending	$31.70	$32.05	$34.52

Total return*	10.43%	4.35%	20.56%
Ratios to average net assets:
Net investment income	1.04%	1.16%	1.42%
Total expenses	2.19%	2.25%	2.29%
Expenses before offsets	2.19%	2.25%	2.29%
Net expenses	2.17%	2.23%	2.27%
Portfolio turnover	175%	185%	215%
Net assets, ending (in thousands)	$13,646	$11,483	$8,898

Balanced Portfolio

Financial Highlights
	Periods Ended
	March 31,	September 30
Class I Shares	2002	2001
Net asset value, beginning	$24.35	$33.10
Income from investment operations
Net investment income	.37	.94
Net realized and unrealized gain (loss)	1.04	(6.31)
Total from investment operations	1.41	(5.37)
Distributions from
Net investment income	(.39)	(.98)
Net realized gains	-	(2.40)
Total distributions	(.39)	(3.38)
Total increase (decrease) in net asset value	1.02	(8.75)
Net asset value, ending	$25.37	$24.35

Total return*	5.78%	(17.33%)
Ratios to average net assets:
Net investment income	2.86% (a)	3.55%
Total expenses	.71% (a)	.67%
Expenses before offsets	.71% (a)	.67%
Net expenses	.71% (a)	.66%
Portfolio turnover	98%	214%
Net assets, ending (in thousands)	$31,711	$29,399

	Periods Ended
	September 30,	September 30,
Class I Shares	2000	1999##
Net asset value, beginning	$32.13	$32.52
Income from investment operations
Net investment income	.88	.52
Net realized and unrealized gain (loss)	3.12	(.35)
Total from investment operations	4.00	.17
Distributions from
Net investment income	(.99)	(.56)
Net realized gains	(2.04)	-
Total distributions	(3.03)	(.56)
Total increase (decrease) in net asset value	.97	(.39)
Net asset value, ending	$33.10	$32.13

Total return*	12.97%	.52%
Ratios to average net assets:
Net investment income	2.97%	2.54% (a)
Total expenses	.71%	.74% (a)
Expenses before offsets	.71%	.74% (a)
Net expenses	.69%	.73% (a)
Portfolio turnover	184%	175%
Net assets, ending (in thousands)	$49,530	$13,458

Bond Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$16.38	$15.38	$15.59
Income from investment operations
Net investment income	.43	1.01	1.06
Net realized and unrealized gain (loss)	(.44)	.99	(.20)
Total from investment operations	(.01)	2.00	.86
Distributions from
Net investment income	(.43)	(1.00)	(1.06)
Net realized gains	(.55)	-	(.01)
Total distributions	(.98)	(1.00)	(1.07)
Total increase (decrease) in net asset value	(.99)	1.00	(.21)
Net asset value, ending	$15.39	$16.38	$15.38

Total return*	(.03%)	13.46%	5.76%
Ratios to average net assets:
Net investment income	5.47% (a)	6.32%	6.90%
Total expenses	1.21% (a)	1.19%	1.20%
Expenses before offsets	1.21% (a)	1.19%	1.20%
Net expenses	1.20% (a)	1.17%	1.16%
Portfolio turnover	394%	955%	1,011%
Net assets, ending (in thousands)	$109,281	$96,736	$71,525

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$16.88	$16.64	$16.06
Income from investment operations
Net investment income	.93	.95	.96
Net realized and unrealized gain (loss)	(.74)	.41	.58
Total from investment operations	.19	1.36	1.54
Distributions from
Net investment income	(.93)	(.96)	(.96)
Net realized gains	(.55)	(.16)	-
Total distributions	(1.48)	(1.12)	(.96)
Total increase (decrease) in net asset value	(1.29)	.24	.58
Net asset value, ending	$15.59	$16.88	$16.64

Total return*	1.18%	8.46%	9.89%
Ratios to average net assets:
Net investment income	5.79%	5.69%	5.85%
Total expenses	1.13%	1.14%	1.23%
Expenses before offsets	1.13%	1.14%	1.23%
Net expenses	1.09%	1.07%	1.19%
Portfolio turnover	570%	620%	319%
Net assets, ending (in thousands)	$66,944	$65,807	$59,656

Bond Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$16.32	$15.33	$15.53
Income from investment operations
Net investment income	.36	.85	.90
Net realized and unrealized gain (loss)	(.43)	.98	(.20)
Total from investment operations	(.07)	1.83	.70
Distributions from
Net investment income	(.36)	(0.84)	(.89)
Net realized gains	(.55)	-	(.01)
Total distributions	(.91)	(0.84)	(.90)
Total increase (decrease) in net asset value	(.98)	0.99	(.20)
Net asset value, ending	$15.34	$16.32	$15.33

Total return*	(.44%)	12.31%	4.61%
Ratios to average net assets:
Net investment income	4.55% (a)	5.21%	5.89%
Total expenses	2.15% (a)	2.19%	2.26%
Expenses before offsets	2.15% (a)	2.19%	2.26%
Net expenses	2.14% (a)	2.17%	2.20%
Portfolio turnover	394%	955%	1,011%
Net assets, ending (in thousands)	$10,225	$8,046	$3,220

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998#
Net asset value, beginning	$16.84	$16.69
Income from investment operations
Net investment income	.74	.36
Net realized and unrealized gain (loss)	(.79)	.19
Total from investment operations	(.05)	.55
Distributions from
Net investment income	(.71)	(.40)
Net realized gains	(.55)	-
Total distributions	(1.26)	(.40)
Total increase (decrease) in net asset value	(1.31)	.15
Net asset value, ending	$15.53	$16.84

Total return*	(.29%)	3.36%
Ratios to average net assets:
Net investment income	4.43%	4.14% (a)
Total expenses	2.72%	8.08% (a)
Expenses before offsets	2.56%	2.55% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	570%	620%
Net assets, ending (in thousands)	$2,773	$557

Bond Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$16.30	$15.31	$15.51
Income from investment operations
Net investment income	.36	.84	.86
Net realized and unrealized gain (loss)	(.44)	.96	(.18)
Total from investment operations	(.08)	1.80	.68
Distributions from
Net investment income	(.35)	(.81)	(.87)
Net realized gains	(.55)	-	(.01)
Total distributions	(.90)	(.81)	(.88)
Total increase (decrease) in net asset value	(.98)	.99	(.20)
Net asset value, ending	$15.32	$16.30	$15.31

Total return*	(.47%)	12.06%	4.48%
Ratios to average net assets:
Net investment income	4.55% (a)	5.10%	5.64%
Total expenses	2.18% (a)	2.38%	2.45%
Expenses before offsets	2.18% (a)	2.38%	2.45%
Net expenses	2.17% (a)	2.36%	2.40%
Portfolio turnover	394%	955%	1,011%
Net assets, ending (in thousands)	$6,236	$3,524	$1,810

	Periods Ended
	September 30,	September 30,
Class C Shares	1999	1998###
Net asset value, beginning	$16.84	$16.81
Income from investment operations
Net investment income	.74	.21
Net realized and unrealized gain (loss)	(.80)	.08
Total from investment operations	(.06)	.29
Distributions from
Net investment income	(.72)	(.26)
Net realized gains	(.55)	-
Total distributions	(1.27)	(.26)
Total increase (decrease) in net asset value	(1.33)	.03
Net asset value, ending	$15.51	$16.84

Total return*	(.40%)	1.75%
Ratios to average net assets:
Net investment income	4.41%	4.06% (a)
Total expenses	2.85%	7.09% (a)
Expenses before offsets	2.55%	2.74% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	570%	620%
Net assets, ending (in thousands)	$1,779	$399

Bond Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2002	2001	2000####
Net asset value, beginning	$16.39	$15.39	$15.56
Income from investment operations
Net investment income	.44	1.11	.60
Net realized and unrealized gain (loss)	(.41)	.99	(.18)
Total from investment operations	.03	2.10	.42
Distributions from
Net investment income	(.48)	(1.10)	(.59)
Net realized gains	(.55)	-	-
Total distributions	(1.03)	(1.10)	(.59)
Total increase (decrease) in net asset value	(1.00)	1.00	(.17)
Net asset value, ending	$15.39	$16.39	$15.39

Total return*	.22%	14.12%	2.83%
Ratios to average net assets:
Net investment income	6.07% (a)	6.82%	7.85% (a)
Total expenses	.96% (a)	1.28%	1.19% (a)
Expenses before offsets	.61% (a)	.62%	.65% (a)
Net expenses	.60% (a)	.60%	.60% (a)
Portfolio turnover	394%	955%	1,011%
Net assets, ending (in thousands)	$11,461	$1,473	$1,028

Equity Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$27.72	$33.05	$27.06
Income from investment operations
Net investment income (loss)	(.02)	(.02)	(.06)
Net realized and unrealized gain (loss)	4.79	(3.68)	7.88
Total from investment operations	4.77	(3.70)	7.82
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total distributions	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	3.89	(5.33)	5.99
Net asset value, ending	$31.61	$27.72	$33.05

Total return*	17.24%	(11.82%)	29.91%
Ratios to average net assets:
Net investment income (loss)	(.15%) (a)	(.07%)	(.20%)
Total expenses	1.28% (a)	1.26%	1.26%
Expenses before offsets	1.28% (a)	1.26%	1.26%
Net expenses	1.28% (a)	1.24%	1.13%
Portfolio turnover	12%	43%	49%
Net assets, ending (in thousands)	$347,305	$252,068	$240,844

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$20.36	$27.77	$22.54
Income from investment operations
Net investment income (loss)	(.07)	(.04)	-
Net realized and unrealized gain (loss)	6.78	(4.01)	6.73
Total from investment operations	6.71	(4.05)	6.73
Distributions from
Net investment income	-	-	(.01)
Net realized gains	(.01)	(3.36)	(1.49)
Total distributions	(.01)	(3.36)	(1.50)
Total increase (decrease) in net asset value	6.70	(7.41)	$5.23
Net asset value, ending	$27.06	$20.36	$27.77

Total return*	32.98%	(15.70%)	31.34%
Ratios to average net assets:
Net investment income (loss)	(.28%)	(.14%)	.03%
Total expenses	1.22%	1.16%	1.21%
Expenses before offsets	1.22%	1.16%	1.21%
Net expenses	1.10%	1.07%	1.20%
Portfolio turnover	51%	110%	93%
Net assets, ending (in thousands)	$166,716	$128,683	$147,002

Equity Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$26.67	$32.17	$26.60
Income from investment operations
Net investment income (loss)	(.13)	(.24)	(.23)
Net realized and unrealized gain (loss)	4.59	(3.63)	7.63
Total from investment operations	4.46	(3.87)	7.40
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	3.58	(5.50)	5.57
Net asset value, ending	$30.25	$26.67	$32.17

Total return*	16.75%	(12.71%)	28.78%
Ratios to average net assets:
Net investment income (loss)	(1.05%) (a)	(1.00%)	(1.04%)
Total expenses	2.18% (a)	2.20%	2.20%
Expenses before offsets	2.18% (a)	2.20%	2.20%
Net expenses	2.18% (a)	2.17%	1.97%
Portfolio turnover	12%	43%	49%
Net assets, ending (in thousands)	$46,084	$30,015	$21,416

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 #
Net asset value, beginning	$20.26	$26.01
Income from investment operations
Net investment income (loss)	(.15)	(.09)
Net realized and unrealized gain (loss)	6.50	(5.66)
Total from investment operations	6.35	(5.75)
Distributions from
Net realized gains	(.01)	--
Total increase (decrease) in net asset value	6.34	(5.75)
Net asset value, ending	$26.60	$20.26

Total return*	31.37%	(22.11%)
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.55%) (a)
Total expenses	2.43%	4.12% (a)
Expenses before offsets	2.43%	3.19% (a)
Net expenses	2.21%	2.56% (a)
Portfolio turnover	51%	110%
Net assets, ending (in thousands)	$8,038	$1,670

Equity Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$24.91	$30.13	$25.00
Income from investment operations.
Net investment income (loss)	(.12)	(.22)	(.24)
Net realized and unrealized gain (loss)	4.29	(3.37)	7.20
Total from investment operations	4.17	(3.59)	6.96
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	3.29	(5.22)	5.13
Net asset value, ending	$28.20	$24.91	$30.13

Total return*	16.77%	(12.63%)	28.87%
Ratios to average net assets:
Net investment income (loss)	(1.00%) (a)	(.94%)	(1.01%)
Total expenses	2.13% (a)	2.14%	2.15%
Expenses before offsets	2.13% (a)	2.14%	2.15%
Net expenses	2.13% (a)	2.11%	1.94%
Portfolio turnover	12%	43%	49%
Net assets, ending (in thousands)	$39,170	$26,455	$20,086

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	1999	1998	1997
Net asset value, beginning	$19.00	$26.37	$21.71
Income from investment operations.
Net investment income (loss)	(.11)	(.16)	(.05)
Net realized and unrealized gain (loss)	6.12	(3.85)	6.21
Total from investment operations	6.01	(4.01)	6.16
Distributions from
Net investment income	-	-	(.01)
Net realized gains	(.01)	(3.36)	(1.49)
Total distributions	(.01)	(3.36)	(1.50)
Total increase (decrease) in net asset value	6.00	(7.37)	4.66
Net asset value, ending	$25.00	$19.00	$26.37

Total return*	31.66%	(16.47%)	29.84%
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.17%)	(1.08%)
Total expenses	2.22%	2.21%	2.31%
Expenses before offsets	2.22%	2.21%	2.31%
Net expenses	2.01%	2.09%	2.30%
Portfolio turnover	51%	110%	93%
Net assets, ending (in thousands)	$10,413	$5,981	$6,249

Equity Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2002	2001	2000 #####
Net asset value, beginning	$27.91	$33.15	$28.64
Income from investment operations
Net investment income	.05	.11	.05
Net realized and unrealized gain (loss)	4.83	(3.72)	6.29
Total from investment operations	4.88	(3.61)	6.34
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	4.00	(5.24)	4.51
Net asset value, ending	$31.91	$27.91	$33.15

Total return*	17.52%	(11.49%)	23.10%
Ratios to average net assets:
Net investment income	.32% (a)	.36%	.16% (a)
Total expenses	.82% (a)	1.07%	1.18% (a)
Expenses before offsets	.81% (a)	.82%	.86% (a)
Net expenses	.80% (a)	.80%	.80% (a)
Portfolio turnover	12%	43%	49%
Net assets, ending (in thousands)	$8,647	$2,501	$2,826

Enhanced Equity Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$14.64	$19.91	$16.83
Income from investment operations
Net investment income (loss)	-	(.01)	(.02)
Net realized and unrealized gain (loss)	1.84	(5.12)	3.11
Total from investment operations	1.84	(5.13)	3.09
Distributions from
Net investment income	-	-	(.01)
Net realized gain	-	(.14)	-
Total increase (decrease) in net asset value	1.84	(5.27)	3.08
Net asset value, ending	$16.48	$14.64	$19.91
Total return*	12.60%	(25.93%)	18.39%
Ratios to average net assets:
Net investment income (loss)	(.01%) (a)	(.06%)	(.14%)
Total expenses	1.45% (a)	1.43%	1.52%
Expenses before offsets	1.27% (a)	1.32%	1.33%
Net expenses	1.25% (a)	1.25%	1.25%
Portfolio turnover	16%	39%	43%
Net assets, ending (in thousands)	$36,516	$30,525	$21,239

	Periods Ended
	September 30,	September 30,
Class A Shares	1999	1998(caret)
Net asset value, beginning	$13.54	$15.00
Income from investment operations
Net investment income (loss)	.03	.02
Net realized and unrealized gain (loss)	3.31	(1.48)
Total from investment operations	3.34	(1.46)
Distributions from
Net investment income	(.05)	--
Total increase (decrease) in net asset value	3.29	(1.46)
Net asset value, ending	$16.83	$13.54
Total return*	24.68%	(9.73%)
Ratios to average net assets:
Net investment income (loss)	.14%	.42% (a)
Total expenses	1.59%	1.86% (a)
Expenses before offsets	1.31%	1.01% (a)
Net expenses	1.25%	.95% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$12,257	$4,401

Enhanced Equity Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$14.12	$19.41	$16.58
Income from investment operations
Net investment income (loss)	(.09)	(.20)	(.16)
Net realized and unrealized gain (loss)	1.77	(4.95)	2.99
Total from investment operations	1.68	(5.15)	2.83
Distributions from
Net realized gain	-	(.14)	-
Total increase (decrease) in net asset value	1.68	(5.29)	2.83
Net asset value, ending	$15.80	$14.12	$19.41

Total return*	11.93%	(26.70%)	17.07%
Ratios to average net assets:
Net investment income (loss)	(1.18%) (a)	(1.18%)	(1.21%)
Total expenses	2.44% (a)	2.42%	2.41%
Expenses before offsets	2.44% (a)	2.42%	2.41%
Net expenses	2.42% (a)	2.36%	2.32%
Portfolio turnover	16%	39%	43%
Net assets, ending (in thousands)	$6,639	$5,488	$6,531

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 (caret)
Net asset value, beginning	$13.48	$15.00
Income from investment operations
Net investment income (loss)	(.11)	(.03)
Net realized and unrealized gain (loss)	3.21	(1.49)
Total from investment operations	3.10	(1.52)
Total increase (decrease) in net asset value	3.10	(1.52)
Net asset value, ending	$16.58	$13.48

Total return*	23.00%	(10.13%)
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(.98%) (a)
Total expenses	2.67%	5.61% (a)
Expenses before offsets	2.56%	2.56% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$4,078	$975

Enhanced Equity Portfolio

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$14.16	$19.48	$16.62
Income from investment operations
Net investment income (loss)	(.09)	(.19)	(.14)
Net realized and unrealized gain (loss)	1.79	(4.99)	3.00
Total from investment operations	1.70	(5.18)	2.86
Distributions from
Net realized gain	-	(.14)	-
Total increase (decrease) in net asset value	1.70	(5.32)	2.86
Net asset value, ending	$15.86	$14.16	$19.48

Total return*	12.04%	(26.76%)	17.21%
Ratios to average net assets:
Net investment income (loss)	(1.18%) (a)	(1.14%)	(1.15%)
Total expenses	2.45% (a)	2.38%	2.35%
Expenses before offsets	2.45% (a)	2.38%	2.35%
Net expenses	2.42% (a)	2.32%	2.27%
Portfolio turnover	16%	39%	43%
Net assets, ending (in thousands)	$4,057	$3,376	$4,674

	Periods Ended
	September 30,	September 30,
Class C Shares	1999	1998###
Net asset value, beginning	$13.52	$14.52
Income from investment operations
Net investment income (loss)	(.09)	(.02)
Net realized and unrealized gain (loss)	3.19	(.98)
Total from investment operations	3.10	(1.00)
Total increase (decrease) in net asset value	3.10	(1.00)
Net asset value, ending	$16.62	$13.52

Total return*	22.93%	(6.89%)
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(.96%) (a)
Total expenses	2.68%	4.82% (a)
Expenses before offsets	2.56%	2.56% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$2,454	$397

Enhanced Equity Portfolio

Financial Highlights
		Periods Ended
	January 18,	September 30,	September 30,
Class I Shares	2002(dagger)	2001	2000
Net asset value, beginning	$14.84	$20.04	$16.89
Income from investment operations
Net investment income	.02	.07	.07
Net realized and unrealized gain (loss)	1.62	(5.13)	3.13
Total from investment operations	1.64	(5.06)	3.20
Distributions from
Net investment income	-	-	(.05)
Net realized gain	-	(.14)	-
Total increase (decrease) in net asset value	1.64	(5.20)	3.15
Net asset value, ending	$16.48	$14.84	$20.04

Total return*	11.08%	(25.40%)	18.94%
Ratios to average net assets:
Net investment income	.53% (a)	.38%	.37%
Total expenses	1,022.38%(a)	1.00%	.95%
Expenses before offsets	.77% (a)	.82%	.83%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	10%	39%	43%
Net assets, ending (in thousands)	$0	$1	$22,163

	Periods Ended
	September 30,	September 30,
Class I Shares	1999	1998 (caret)
Net asset value, beginning	$13.54	$15.00
Income from investment operations
Net investment income	.11	.04
Net realized and unrealized gain (loss)	3.29	(1.50)
Total from investment operations	3.40	(1.46)
Distributions from
Net investment income	(.05)	--
Total increase (decrease) in net asset value	3.35	(1.46)
Net asset value, ending	$16.89	$13.54

Total return*	25.09%	(9.73%)
Ratios to average net assets:
Net investment income	.65%	.54% (a)
Total expenses	.91%	1.03% (a)
Expenses before offsets	.81%	.81% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$18,652	$14,897

Technology Portfolio

Financial Highlights
	Periods Ended
	March 31,	September 30,
Class A Shares	2002	2001 (caret)(caret)
Net asset value, beginning	$3.90	$15.00
Income from investment operations
Net investment income	(.05)	(.13)
Net realized and unrealized gain (loss)	1.36	(10.97)
Total from investment operations	1.31	(11.10)
Total increase (decrease) in net asset value	1.31	(11.10)
Net asset value, ending	$5.21	$3.90

Total return*	33.59%	(74.00%)
Ratios to average net assets:
Net investment income	(2.08%) (a)	(2.08%) (a)
Total expenses	5.38% (a)	5.43% (a)
Expenses before offsets	2.17% (a)	2.30% (a)
Net expenses	2.10% (a)	2.10% (a)
Portfolio turnover	362%	596%
Net assets, ending (in thousands)	$2,953	$1,873

	Periods Ended
	March 31,	September 30,
Class B Shares	2002	2001 (caret)(caret)
Net asset value, beginning	$3.86	$15.00
Income from investment operations
Net investment income (loss)	(.08)	(.20)
Net realized and unrealized gain (loss)	1.36	(10.94)
Total from investment operations	1.28	(11.14)
Total increase (decrease) in net asset value	1.28	(11.14)
Net asset value, ending	$5.14	$3.86

Total return*	33.16%	(74.27%)
Ratios to average net assets:
Net investment income (loss)	(3.08%) (a)	(3.08%) (a)
Total expenses	6.20% (a)	7.83% (a)
Expenses before offsets	3.17% (a)	3.30% (a)
Net expenses	3.10% (a)	3.10% (a)
Portfolio turnover	362%	596%
Net assets, ending (in thousands)	$732	$462

Technology Portfolio

Financial Highlights
	Periods Ended
	March 31,	September 30,
Class C Shares	2002	2001 (caret)(caret)
Net asset value, beginning	$3.88	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.20)
Net realized and unrealized gain (loss)	1.35	(10.92)
Total from investment operations	1.28	(11.12)
Total increase (decrease) in net asset value	1.28	(11.12)
Net asset value, ending	$5.16	$3.88

Total return*	32.99%	(74.13%)
Ratios to average net assets:
Net investment income (loss)	(3.08%) (a)	(3.08%) (a)
Total expenses	10.48% (a)	17.38% (a)
Expenses before offsets	3.17% (a)	3.30% (a)
Net expenses	3.10% (a)	3.10% (a)
Portfolio turnover	362%	596%
Net assets, ending (in thousands)	$209	$120

	Periods Ended
	March 31,	September 30,
Class I Shares	2002	2001 (caret)(caret)
Net asset value, beginning	$3.93	$15.00
Income from investment operations
Net investment income	(.04)	(.10)
Net realized and unrealized gain (loss)	1.38	(10.97)
Total from investment operations	1.34	(11.07)
Total increase (decrease) in net asset value	1.34	(11.07)
Net asset value, ending	$5.27	$3.93

Total return*	34.10%	(73.80%)
Ratios to average net assets:
Net investment income	(1.33%) (a)	(1.23%) (a)
Total expenses	4.51% (a)	5.16% (a)
Expenses before offsets	1.42% (a)	1.55% (a)
Net expenses	1.35% (a)	1.35% (a)
Portfolio turnover	362%	596%
Net assets, ending (in thousands)	$703	$524

(a) Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From April 1, 1998 inception.

## From March 1, 1999 inception.

### From June 1, 1998 inception.

#### From March 31, 2000 inception.

##### From November 1, 1999 inception.

(caret) From April 15, 1998 inception.

(caret)(caret) From October 31, 2000 inception.

(dagger) Class I was liquidated on January 18, 2002. Shares are still available for public sale and operations will resume upon shareholder investment.

See notes to financial statements.

Financial Tables and Glossary

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type and may be further broken down into sub-groups.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. It also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund's holdings, including each securities market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the funds' net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the ones shown in the Operations section as distributions are determined on a tax basis. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.

GLOSSARY

Appreciation - An increase in an investment's value.

Basis Point - One one-hundredths of a percentage point. This term is often used in describing changes in interest rates.

Capital Gain Distribution - Payments to mutual fund shareholders of net gains realized on the sale of the fund's portfolio securities. Long-term gains are earned on securities held in the portfolio more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.

Depreciation - A decline in an investment's value.

Distributions - Dividends paid from net investment income and realized capital gains.

Expense Ratio - A fund's cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

Net Asset Value (NAV) - Value of one share of a fund that is determined by subtracting liabilities (payables, accrued expenses, taxes) from assets (cash, investments, receivables) and dividing the net assets by the number of shares outstanding.

Portfolio Turnover - A measure of the trading activity in a fund's investment portfolio - how often securities are bought and sold by a fund.

Total Return - A measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.

Yield - A measure of net income (dividends and interest less expenses) earned by the securities in a fund's portfolio during a specified period.

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